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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund for the six months ended November 30, 2007. These three series have a May 31 fiscal year end.

Date of reporting period: November 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
37	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
January 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen Municipal Bond Fund for the six-month period ended November 30, 2007.

Domestic fixed-income investments produced moderate returns during a six-month period characterized by a general flight to the highest-quality securities. Amid warnings of a slowing of the overall economy, Treasuries and other very high-quality securities generated the best relative performance as market yields declined and prices rose. Investors tried to avoid credit risk and corporate bonds fell out of favor. The yield spreads between Treasuries and high-yield corporate bonds widened, leading to price losses and underperformance by lower-rated securities. Equity investors, meanwhile, faced an increasingly challenging environment as fears grew about the overall economic effects of weakness in the housing industry and a widening credit crisis that began with the meltdown of the subprime mortgage market. Stock prices were volatile throughout the period, but the major market indexes appeared to bounce back from several early setbacks before falling sharply in the final month of the period.

The U.S. economy appeared to maintain its growth path early in the six-month period, with robust export activity and healthy business investment spending offsetting declines in residential home values.

1

LETTER TO SHAREHOLDERS continued

Despite the credit crisis and the housing slump, U.S. Gross Domestic Product grew by approximately 4.0% from April through September. However, the economy slowed noticeably as the period progressed. The combination of mortgage-related weakness, higher energy prices and tighter lending standards limited both consumer spending and business investment in the closing months of the period, helping prompt the Federal Reserve Board to begin adding liquidity to the nation’s financial system. Operating earnings of companies in the S&P 500 Index declined for the third quarter of the year, principally because of massive write-downs by major corporations, most noticeably in the financials sector.

During the six-month period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The portfolio manager of Evergreen Municipal Bond Fund focused on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The portfolio manager of Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. Meanwhile, the portfolio manager of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the experiences in the investment markets during the past six months have underscored the value of a well diversified, long-term

2

LETTER TO SHAREHOLDERS continued

investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978
	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

6-month return with sales charge	-3.42%	-3.98%	-0.01%	N/A

6-month return w/o sales charge	1.37%	0.99%	0.99%	1.49%

Average annual return*

1-year with sales charge	-3.39%	-4.19%	-0.29%	N/A

1-year w/o sales charge	1.44%	0.69%	0.69%	1.70%

5-year	3.51%	3.43%	3.78%	4.82%

10-year	3.83%	3.59%	3.59%	4.48%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The prices and income of inverse floaters are generally more volatile than prices and income of bonds with similar maturities.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,013.65	$ 4.38
Class B	$ 1,000.00	$ 1,009.86	$ 8.14
Class C	$ 1,000.00	$ 1,009.86	$ 8.14
Class I	$ 1,000.00	$ 1,014.92	$ 3.12
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.65	$ 4.39
Class B	$ 1,000.00	$ 1,016.90	$ 8.17
Class C	$ 1,000.00	$ 1,016.90	$ 8.17
Class I	$ 1,000.00	$ 1,021.90	$ 3.13

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended May 31,
	November 30, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.15	0.29[1]	0.29	0.29	0.30	0.31
Net realized and unrealized gains or losses on investments	(0.05)	0.06	(0.16)	0.31	(0.30)	0.39

Total from investment operations	0.10	0.35	0.13	0.60	0	0.70

Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.29)	(0.29)	(0.30)	(0.31)

Net asset value, end of period	$ 7.41	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return[2]	1.37%	4.83%	1.72%	8.42%	(0.01%)	10.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$828,177	$832,186	$639,031	$679,263	$698,151	$822,233
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.87%[3]	0.95%	0.87%	0.92%	0.94%	0.96%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.92%[3]	1.00%	0.92%	0.93%	0.94%	0.96%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.77%[3]	0.81%	0.80%	0.85%	0.88%	0.83%
Interest and fee expense[4]	0.10%[3]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	4.07%[3]	3.90%	3.88%	3.90%	4.04%	4.27%
Portfolio turnover rate	45%	123%	125%	145%	143%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended May 31,
	November 30, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.12[1]	0.24[1]	0.23[1]	0.24[1]	0.25[1]	0.27
Net realized and unrealized gains or losses on investments	(0.05)	0.06	(0.15)	0.31	(0.30)	0.38

Total from investment operations	0.07	0.30	0.08	0.55	(0.05)	0.65

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 7.41	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return[2]	0.99%	4.06%	1.01%	7.67%	(0.71%)	9.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,881	$24,971	$14,260	$17,955	$21,776	$26,484
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.62%[3]	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.62%[3]	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.52%[3]	1.56%	1.55%	1.57%	1.58%	1.58%
Interest and fee expense[4]	0.10%[3]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	3.31%[3]	3.15%	3.13%	3.19%	3.34%	3.52%
Portfolio turnover rate	45%	123%	125%	145%	143%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized
4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended May 31,
	November 30, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.12	0.24	0.23	0.24	0.25	0.26
Net realized and unrealized gains or losses on investments	(0.05)	0.06	(0.15)	0.31	(0.30)	0.39

Total from investment operations	0.07	0.30	0.08	0.55	(0.05)	0.65

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 7.41	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return[1]	0.99%	4.06%	1.01%	7.67%	(0.71%)	9.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,112	$45,920	$35,498	$37,197	$39,461	$45,710
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.62%[2]	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.62%[2]	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.52%[2]	1.56%	1.55%	1.57%	1.58%	1.58%
Interest and fee expense[3]	0.10%[2]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	3.31%[2]	3.15%	3.13%	3.19%	3.34%	3.52%
Portfolio turnover rate	45%	123%	125%	145%	143%	106%

1 Excluding applicable sales charges
2 Annualized
3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended May 31,
	November 30, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.16	0.31	0.31	0.31	0.32	0.33[1]
Net realized and unrealized gains or losses on investments	(0.05)	0.06	(0.16)	0.31	(0.30)	0.39

Total from investment operations	0.11	0.37	0.15	0.62	0.02	0.72

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.31)	(0.31)	(0.32)	(0.33)

Net asset value, end of period	$ 7.41	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return	1.49%	5.10%	2.03%	8.75%	0.29%	10.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$363,905	$393,262	$194,430	$156,892	$101,084	$15,583
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.62%[2]	0.70%	0.62%	0.64%	0.64%	0.71%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.62%[2]	0.70%	0.62%	0.64%	0.64%	0.71%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.52%[2]	0.56%	0.55%	0.57%	0.58%	0.58%
Interest and fee expense[3]	0.10%[2]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	4.31%[2]	4.15%	4.14%	4.19%	4.31%	4.51%
Portfolio turnover rate	45%	123%	125%	145%	143%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized
3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 102.5%
AIRPORT 4.2%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 4,495,000	$ 4,744,967
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	12,790,000	13,406,222
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 05/01/2011, (Insd. by FSA) ‡	5,790,000	6,229,833
5.50%, 11/01/2020, (Insd. by MBIA) ‡	12,000,000	12,687,240
Dallas-Fort Worth, TX Intl. Arpt. RRB, Ser. A, 5.50%, 11/01/2031, (Insd. by FGIC)	1,500,000	1,549,020
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F:
5.00%, 01/01/2019, (Insd. by AMBAC) ‡	1,600,000	1,699,093
5.00%, 01/01/2020, (Insd. by AMBAC) ‡	8,460,000	8,752,124
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,104,140
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020,
(Insd. by MBIA)	1,750,000	1,846,390

		53,019,029

COMMUNITY DEVELOPMENT DISTRICT 1.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	3,972,480
6.00%, 07/01/2030	7,930,000	7,852,128
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,327,166
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,266,715
5.10%, 09/01/2018	2,500,000	2,279,650
5.125%, 09/01/2019	2,975,000	2,681,784
5.15%, 09/01/2020	2,105,000	1,880,460

		24,260,383

CONTINUING CARE RETIREMENT COMMUNITY 5.0%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	771,358
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd.
by GNMA)	2,665,000	2,879,479
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,858,150
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A,
5.125%, 08/15/2026	5,000,000	4,890,750
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 5.00%, 01/01/2017	9,535,000	9,144,542
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj.:
5.00%, 10/01/2017	1,350,000	1,290,249
5.00%, 10/01/2018	515,000	486,510
5.00%, 10/01/2019	550,000	515,790
North Carolina Med. Care Commission Retirement Facs. RRB, United Methodist
Retirement Homes, Ser. C, 5.125%, 10/01/2019	1,300,000	1,254,617
Palm Beach Cnty., FL Hlth. Facs. Auth. RRB, Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,785,062
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%,
01/01/2041	1,000,000	1,007,340

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	$ 3,385,000	$ 3,546,397
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,421,056
CC Young Mem. Home Proj., 5.75%, 02/15/2029	1,500,000	1,437,840
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,527,720
6.00%, 11/15/2036	6,500,000	6,507,800
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd.
by ACA)	3,500,000	3,587,640
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%,
01/01/2027	7,500,000	7,231,950
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,065,125

		64,209,375

EDUCATION 3.2%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%,
12/01/2020, (Insd. by AMBAC)	1,315,000	1,387,641
Boulder Cnty., CO Dev. RB, Atmospheric Research, 5.00%, 09/01/2027, (Insd. by
MBIA)	1,880,000	1,947,003
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by
MBIA)	1,000,000	1,093,870
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.,
5.00%, 12/01/2023	9,105,000	9,466,287
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B,
5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,396,760
Colorado Edl. & Cultural Facs. Auth. RRB, Univ. of Denver Proj., Ser. B, 5.25%,
03/01/2023, (Insd. by FGIC)	1,620,000	1,743,347
Connecticut Hlth. & Edl. Facs. Auth. RB, Yale Univ., Ser. W, 5.125%, 07/01/2027	2,700,000	2,749,464
Conway, AR Pub. Facs. Board Capital Impt. RRB, Hendrix College Proj., Ser. A,
5.00%, 10/01/2026	1,000,000	1,008,480
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,210,901
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,752,558
5.125%, 06/01/2023	1,000,000	1,005,600
5.125%, 06/01/2024	1,000,000	1,001,120
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,076,092
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,253,371
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,030,048
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,040,320
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%,
04/01/2018	1,300,000	1,316,432
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by
FSA)	1,000,000	1,032,470

		40,511,764

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 2.1%
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	$ 10,000,000	$ 12,928,200
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by
MBIA)	2,000,000	2,022,060
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	581,250
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,099,688
Ser. B:
5.00%, 01/01/2012	5,620,000	5,627,980
5.00%, 01/01/2013	2,855,000	2,827,135
5.00%, 01/01/2014	1,100,000	1,084,655

		26,170,968

GENERAL OBLIGATION - LOCAL 8.4%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015,
(Insd. by MBIA)	2,000,000	2,344,200
Aldine, TX Independent Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2019, (Gtd.
by PSF)	2,550,000	2,754,867
Carrollton, TX Farmers Branch Independent Sch. Dist. Refunding GO, 4.50%,
02/15/2019	5,535,000	5,728,891
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,611,940
7.10%, 12/01/2013	2,000,000	2,367,760
El Paso Cnty., TX GO, 5.00%, 02/15/2024, (Insd. by MBIA) #	1,795,000	1,900,869
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj.,
6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	628,235
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd.
by AMBAC)	5,000,000	5,434,350
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South
Carolina Sch. Dist. Enhancement)	8,555,000	9,115,951
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,211,100
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,863,088
Lamar, TX Cons. Independent Sch. Dist. GO, Schoolhouse Proj.:
5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,080,340
5.00%, 02/15/2020, (Gtd. by PSF)	1,000,000	1,075,540
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,728,868
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019,
(Insd. by FSA)	7,000,000	7,634,130
Nassau Cnty., NY Refunding GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014,
(Insd. by FGIC)	695,000	792,682
New York, NY GO:
Ser. A1, 5.00%, 08/01/2022	12,000,000	12,570,960
Ser. G:
5.00%, 08/01/2020	10,000,000	10,491,400
5.00%, 12/01/2021	10,000,000	10,487,200

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	$ 915,000	$ 1,117,608
7.50%, 03/01/2016, (Insd. by MBIA)	685,000	871,245
7.50%, 03/01/2016, (Insd. by MBIA)	65,000	82,848
North East Texas Independent Sch. Dist. GO, Sch. Bldg. Proj., Ser. A, 5.00%,
08/01/2023, (Gtd. by PSF)	1,975,000	2,102,625
Prince Georges Cnty., MD Cons. Pub. Impt. GO, Ser. A, 5.00%, 07/15/2020	10,240,000	11,153,408
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,113,280
Sunnyvale, TX Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2027, (Gtd. by PSF)	5,495,000	5,763,266
Victoria, TX Independent Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2028,
(Gtd. by PSF)	1,000,000	1,048,820

		107,075,471

GENERAL OBLIGATION - STATE 5.6%
California GO:
5.00%, 10/01/2022	700,000	726,005
5.00%, 03/01/2026	10,465,000	10,691,358
5.50%, 11/01/2033	1,200,000	1,274,508
California Refunding GO, 5.00%, 08/01/2019	5,000,000	5,303,100
District of Columbia GO:
5.50%, 07/01/2019, (Insd. by FSA)	2,665,000	2,853,949
Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	738,201
Maryland State & Local Facs. GO, Ser. 2, 5.00%, 08/01/2020	10,000,000	10,937,500
New Jersey GO, 5.00%, 06/01/2024 #	32,070,000	34,037,494
Puerto Rico Refunding GO, Pub. Impt., Ser. C, 6.00%, 07/01/2013	1,000,000	1,010,910
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,310,897
Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,015,060
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,146,600

		71,045,582

HOSPITAL 18.0%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,590,360
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,
11/15/2020	5,000,000	5,051,700
Charlotte-Mecklenburg, NC Hosp. Auth. Hlth. Care Sys. RRB, Ser. A, 5.00%,
01/15/2020	5,235,000	5,541,352
Chatham Cnty., GA Hosp. Auth. RB, Mem. Hlth. Med. Ctr., Ser. A, 6.125%,
01/01/2024	1,000,000	1,030,890
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.10%, 12/01/2011, (Insd. by ACA)	1,220,000	1,225,734
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,168,232
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,636,854
Colorado Hlth. Facs. Auth. RB:
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	4,000,000	3,893,680
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,814,834

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D:
5.25%, 11/15/2027	$ 12,000,000	$ 12,257,640
5.25%, 11/15/2035	7,000,000	7,074,550
Evangelical Lutheran Hlth. Facs., 5.25%, 06/01/2023	1,000,000	1,026,900
Cuyahoga Cnty., OH RRB, Cleveland Clinic Hlth. Sys., Ser. A, 5.50%, 01/01/2029	1,000,000	1,039,860
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
4.75%, 12/01/2036	2,000,000	1,775,880
5.00%, 12/01/2016	2,000,000	2,036,280
5.00%, 12/01/2017	3,655,000	3,702,588
5.00%, 12/01/2019	1,030,000	1,032,956
5.00%, 12/01/2020	2,500,000	2,500,000
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	5,000,000	5,248,800
Halifax, FL Med. Ctr. RRB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,792,379
5.25%, 06/01/2020	3,000,000	3,101,820
5.25%, 06/01/2021	3,000,000	3,091,230
5.25%, 06/01/2026	1,805,000	1,827,220
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,111,733
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,858,798
5.50%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	3,007,158
5.50%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,846,377
5.50%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,361,680
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,981,753
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	1,013,820
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB:
5.00%, 02/15/2020, (Gtd. by Merrill Lynch & Co., Inc.) ‡	3,000,000	3,058,440
5.00%, 02/15/2021, (Gtd. by Merrill Lynch & Co., Inc.) ‡	2,500,000	2,540,200
5.00%, 02/15/2022, (Gtd. by Merrill Lynch & Co., Inc.) ‡	8,750,000	8,855,087
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%,
08/15/2012	4,300,000	4,513,280
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,264,550
Lee Cnty., FL Mem. Hlth. Sys. RB, Ser. A, 5.00%, 04/01/2027	4,205,000	4,239,060
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	7,500,000	7,960,425
Maricopa Cnty., AZ IDA Hlth. Facs. RRB, Catholic Healthcare West, Ser. A:
5.00%, 07/01/2016	4,250,000	4,458,420
5.00%, 07/01/2017	4,000,000	4,189,080
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,433,930
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,082,550
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,066,010

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	$ 2,625,000	$ 2,775,071
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,353,148
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,427,579
Mississippi Hosp. Equipment & Facs. Auth RRB, Baptist Mem. Hlth. Care, Ser. B-1,
5.00%, 09/01/2024	1,000,000	1,014,230
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,134,180
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020,
(Insd. by MBIA)	2,500,000	2,981,200
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,219,148
Orange Cnty., FL Hlth. Facs. Auth. RRB:
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	2,390,000	2,538,084
Orlando Regl. Hlth. Care Sys.:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,681,841
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,386,470
Reno, NV Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.25%, 07/01/2031	10,000,000	10,142,400
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	825,000	971,339
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	5,480,000	5,590,860
6.00%, 11/15/2035	5,000,000	5,072,400
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,903,300
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2021	5,000,000	5,167,400
5.00%, 02/15/2023	10,000,000	10,251,500
Vigo Cnty., IN Hosp. Auth. RB, Union Hosp., Inc., 5.70%, 09/01/2037	2,000,000	1,859,600
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	801,195
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,335,280
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%,
05/01/2034	3,815,000	3,985,378

		228,895,693

HOUSING 7.2%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC:
U.S. Bancorp)	3,800,000	3,912,784
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	674,091
California Hsg. Fin. Agcy. SFHRB:
Ser. A-1, Class III, 5.70%, 08/01/2011, (Insd. by MBIA)	100,000	101,308
Ser. D:
4.40%, 02/01/2018, (Insd. by FGIC)	3,300,000	3,255,648
4.40%, 08/01/2018, (Insd. by FGIC)	3,310,000	3,263,825
Chicago Heights, IL Residential Mtge. SFHRB, 0.00%, 06/01/2009 (G)	15,000	13,454
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA &
GNMA)	40,000	41,098

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Colorado HFA SFHRB:
Sr. Ser. A-1, 7.40%, 11/01/2027	$ 10,000	$ 10,160
Sr. Ser. D-2, 6.90%, 04/01/2029	490,000	509,370
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	1,150,000	1,162,340
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	980,000	996,876
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	290,000	294,611
Florida Hsg. Fin. Corp. SFHRB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	130,000	131,106
General Motors Acceptance Corp. Muni. Mtge. Trust, Ser. A-2, 4.80%, 10/31/2040
144A	3,500,000	3,534,930
Georgia HFA SFHRB:
Ser. C, 4.90%, 12/01/2022	2,000,000	1,997,900
Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	742,893
Georgia HFA SFHRRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,024,410
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 4.50%, 05/01/2040, (Insd. by FHLMC,
FNMA & GNMA)	2,993,507	3,098,070
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by
GNMA)	575,000	582,142
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	690,000	705,194
Sub. Ser. B-2, 6.00%, 07/01/2014	685,000	697,618
Idaho Hsg. Agcy. SFHRRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	40,000	40,050
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,405,000	1,427,157
Kentucky Hsg. Corp. RB, Ser. H, 4.80%, 07/01/2022	2,000,000	1,975,140
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,808,200
Ser. P, 4.45%, 09/01/2021	2,500,000	2,401,775
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	99,637
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by
MBIA)	85,000	85,006
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,625,000	2,650,043
Mississippi Home Corp. SFHRB:
Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	695,000	695,042
Ser. B-2, 4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	5,895,000	5,783,938
Mississippi Home Corp. SFHRRB, Ser. B-2, 4.625%, 12/01/2023, (Insd. by FHLMC,
FNMA & GNMA)	985,000	949,895
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,527
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	50,000	50,522
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	230,000	232,617
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch &
Co., Inc.)	5,940,000	6,174,392
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC &
HFA)	65,000	65,727

See Notes to Financial Statements
17

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB:
Ser. 28-A, 4.65%, 07/01/2023	$ 3,500,000	$ 3,390,415
Ser. 29-A, 4.35%, 07/01/2017	1,000,000	988,540
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015,
(Insd. by GNMA)	545,000	559,770
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030,
(Insd. by FNMA & GNMA)	760,000	760,038
South Carolina Hsg. Fin. & Dev. Auth. RB, Ser. A-2, 6.35%, 07/01/2019, (Insd. by
FSA)	980,000	1,011,350
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	970,000	1,007,345
Tennessee HDA RB, Homeownership Program, 4.70%, 07/01/2015, (Liq.: UBS
Painewebber, Inc.)	1,110,000	1,131,301
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. B, 4.60%, 09/01/2016, (Insd. by
FHMC, FNMA & GNMA)	1,585,000	1,608,537
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	65,000	66,073
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	120,000	121,603
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.75%, 04/01/2017	2,900,000	2,959,044
4.80%, 04/01/2018	3,000,000	3,055,290
4.80%, 10/01/2018	3,000,000	3,055,290
4.85%, 04/01/2019	3,100,000	3,158,931
4.85%, 10/01/2019	3,100,000	3,152,669
4.95%, 04/01/2021	3,300,000	3,337,554
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018	3,025,000	2,979,565
4.50%, 07/01/2023	5,525,000	5,256,927
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	515,000	518,940

		92,328,678

INDUSTRIAL DEVELOPMENT REVENUE 5.8%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%,
12/01/2021, (Insd. by AMBAC)	3,000,000	3,111,600
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of
Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	1,004,840
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,627,650
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co., Ser. B, 5.875%,
06/01/2017	1,500,000	1,592,715
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,050,000	4,187,578
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	6,979,280
5.50%, 01/01/2015	5,000,000	4,984,650

See Notes to Financial Statements
18

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009,
(Gtd. by Intl. Paper Co.)	$ 5,000,000	$ 5,036,750
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.50%, 05/01/2039, (Gtd.
by Cinergy Corp.)	6,000,000	6,000,000
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd.
by FedEx)	10,000,000	10,104,100
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A:
4.25%, 09/01/2030	3,000,000	3,013,110
4.35%, 03/01/2031	4,000,000	4,029,640
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%,
07/01/2016	250,000	251,373
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,060,860
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%,
05/01/2014	1,300,000	1,373,892
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015,
(Insd. by FSA)	60,000	60,628
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste NA, Inc. Proj., Ser. A, 5.15%,
07/15/2015	3,000,000	2,931,480
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,509,656
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%,
09/01/2012	1,000,000	997,820
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%,
03/01/2024	2,000,000	2,071,120

		73,928,742

LEASE 1.5%
Anaheim, CA Pub. Fin. Auth. Lease RRB, Pub. Impt. Proj., Ser. A-1, 5.00%,
09/01/2037	3,565,000	3,676,656
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,615,487
5.00%, 12/01/2023	2,740,000	2,863,053
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,107,700
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by
AMBAC)	1,000,000	1,243,540
Indiana Fin. Auth. Hwy. RRB, Ser. A, 4.50%, 12/01/2020	5,000,000	5,088,950
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by
MBIA)	1,500,000	1,589,880
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	520,000	535,465
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	352,791

		19,073,522

MISCELLANEOUS REVENUE 4.3%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	1,036,100
Castle Rock, CO Golf Enterprise RRB, 5.10%, 12/01/2022	1,000,000	1,004,430
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB, Ser. A, 5.50%,
10/01/2032	1,000,000	1,058,670

See Notes to Financial Statements
19

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Hialeah Gardens, FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs. Facs.:
5.00%, 08/15/2037, (LOC: SunTrust Banks, Inc.)	$ 2,000,000	$ 2,001,380
5.25%, 08/15/2031, (LOC: SunTrust Banks, Inc.)	3,000,000	3,073,140
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,009,175
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2015, (Insd. by MBIA) ‡	4,050,000	4,156,316
5.00%, 08/01/2024, (Insd. by MBIA) ‡	3,955,000	4,058,822
5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,260,000	2,319,327
Mashantucket Western Pequot Tribe Spl. RB:
2006 Sub. Ser. A, 5.50%, 09/01/2036 144A	3,500,000	3,372,530
Sub. Ser. A, 6.50%, 09/01/2031	2,000,000	2,106,680
Mediterra South Cmnty. Dev. Dist. of Florida Capital Impt. RB, Ser. A, 6.95%,
05/01/2031	2,710,000	2,775,555
New York Urban Dev. Corp. RB, Sub-Lien, 5.50%, 07/01/2016	10,000,000	10,103,600
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by
FGIC)	3,000,000	3,694,140
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary
Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	3,356,025
Puerto Rico Pub. Bldg. Auth. RB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	270,000	272,724
Red River, TX Ed. Fin. RRB, Hockaday Sch. Proj., 5.00%, 05/15/2025	1,065,000	1,095,683
Seminole Tribe, FL Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	5,147,150

		54,641,447

POWER 0.4%
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,115,621
Arizona Agriculture Impt. & Power Dist. Elec. Sys. RRB, Salt River Proj., Ser. A,
5.00%, 01/01/2022	1,150,000	1,213,158
Chaska, MN Elec. RRB, Generating Facs., Ser. A, 5.25%, 10/01/2020	1,200,000	1,273,452
North Carolina Eastern Muni. Power Sys. Agcy. RRB:
Ser. C, 5.375%, 01/01/2017	1,000,000	1,047,210
Ser. D:
5.125%, 01/01/2023	500,000	508,590
5.125%, 01/01/2026	450,000	454,693

		5,612,724

PRE-REFUNDED 10.2%
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,770,420
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%,
04/01/2022	1,000,000	1,101,490
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%,
11/15/2023	4,000,000	4,503,240
Coral Gables, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida, 5.25%,
08/15/2024	5,000,000	5,528,300
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	2,215,000	2,366,683
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	4,500,000	5,092,065

See Notes to Financial Statements
20

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment
Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	$ 1,000,000	$ 1,236,780
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%,
11/15/2029	10,000,000	11,261,400
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,509,046
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	587,178
Larimer Cnty., CO Sch. Dist. No. 1 GO, 5.50%, 12/15/2023, (Insd. by MBIA)	1,000,000	1,114,960
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	6,815,000	7,470,876
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,112,699
6.25%, 08/15/2022	5,000,000	5,628,750
6.375%, 08/15/2027	3,000,000	3,393,480
6.50%, 08/15/2032	5,000,000	5,682,800
Metropolitan Trans. Auth. RB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	11,600,000	11,992,660
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,106,110
New York, NY TFA RRB, Ser. B, 5.00%, 05/01/2030	35,000	37,598
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	104,153
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%,
07/01/2042	2,000,000	2,161,840
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys.:
5.25%, 11/15/2018	2,000,000	2,181,540
6.25%, 11/15/2024	4,000,000	4,510,240
Ser. 3, 5.50%, 10/01/2008	5,785,000	5,872,643
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by
MBIA)	610,000	719,995
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj.,
Ser. C, 9.50%, 08/01/2013	1,595,000	1,885,545
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	4,585,000	4,752,719
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029.	10,000,000	11,163,200
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	2,915,000	3,408,276
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	788,166
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%,
08/01/2030	6,675,000	7,877,835
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj.,
5.75%, 11/15/2033	5,000,000	5,546,950
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) (G)	40,000	29,762
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%, 06/01/2033,
(Insd. by AMBAC)	1,000,000	1,079,790

		129,579,189

PUBLIC FACILITIES 0.5%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by
AMBAC)	2,000,000	2,162,580
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	4,850,000	4,643,002

		6,805,582

See Notes to Financial Statements
21

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.3%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	$ 4,000,000	$ 3,994,960
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011,
(Insd. by AMBAC)	100,000	111,851

		4,106,811

SALES TAX 2.0%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	1,200,000	1,305,264
Metropolitan Atlanta Rapid Transit Auth. of Georgia Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	5,155,000	5,546,728
Orange Cnty., FL Sales Tax RRB, Ser. A, 5.125%, 01/01/2021, (Insd. by FGIC)	2,200,000	2,325,246
Regional Trans. Dist. of Colorado Sales Tax RRB, Ser. A, 5.00%, 11/01/2020, (Insd.
by AMBAC)	1,000,000	1,062,670
Santa Clara Valley, CA Trans. Auth. Sales Tax RRB, Measure A, Ser. A, 5.00%,
04/01/2032, (Insd. by AMBAC)	3,000,000	3,145,080
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second
Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,047,160

		25,432,148

SOLID WASTE 0.2%
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,163,640

SPECIAL TAX 4.6%
Confluence Metro. Dist. of Colorado Tax Supported RB:
5.40%, 12/01/2027	4,000,000	3,744,680
5.45%, 12/01/2034	2,000,000	1,828,940
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,288,565
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.00%, 01/01/2024	2,000,000	2,069,860
5.25%, 01/01/2020	6,000,000	6,398,040
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj.,
Ser. E:
5.00%, 04/01/2019	890,000	915,356
5.00%, 04/01/2020	975,000	999,063
5.125%, 04/01/2025	2,000,000	2,025,780
New York, NY TFA RB, Sub-Ser. A-1, 5.00%, 08/01/2020	10,000,000	10,763,900
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	10,000,000	10,758,100
San Jose, CA Redev. Agcy. Tax Allocation RRB, Merged Area Redev. Proj., Ser. A,
5.00%, 08/01/2027	5,000,000	5,153,800
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%,
10/01/2018	11,090,000	11,876,503

		58,822,587

STUDENT LOAN 0.2%
Alaska Student Loan Corp. RB, Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,021,230
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,488,538
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by
MBIA)	635,000	671,417

		3,181,185

See Notes to Financial Statements
22

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 3.8%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Turbo, Ser. A-2:
5.125%, 06/01/2024	$ 8,000,000	$ 7,553,040
5.75%, 06/01/2034	9,000,000	8,588,610
6.50%, 06/01/2047 ##	20,000,000	20,580,600
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021 ##	11,000,000	11,740,630

		48,462,880

TRANSPORTATION 7.6%
Arizona Trans. Broad Excise Tax RB, Maricopa Cnty. Regl. Area Road Fund, 5.00%,
07/01/2019	5,000,000	5,411,250
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	4,185,000	4,359,263
Illinois Toll Hwy. Auth. RB, Sr. Priority, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	10,460,000	11,244,500
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,103,800
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,139,650
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,420,205
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,021,620
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A:
5.125%, 01/01/2029	1,000,000	1,033,330
5.75%, 01/01/2018	1,000,000	1,148,510
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	5,000,000	5,398,550
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,758,894
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%,
04/01/2017, (Insd. by FGIC)	17,000,000	18,478,490
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,023,883
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,855,015
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	1,030,980
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,380,400
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by
FGIC)	5,000,000	6,412,150
Texas Transportation Commission RB, First Tier:
5.00%, 04/01/2018	3,000,000	3,272,700
5.00%, 04/01/2019	2,000,000	2,169,040
Ser. A, 5.00%, 04/01/2025	2,100,000	2,210,964

		96,873,194

UTILITY 0.9%
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,547,024
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010,
(Insd. by FSA)	5,000,000	5,364,900

		10,911,924

See Notes to Financial Statements
23

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.6%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	$15,000,000	$ 17,941,800
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,143,525
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,021,680
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2019, (Insd. by AMBAC)	10,000,000	10,345,200
Detroit, MI Sewer Disposal RRB, Sr. Lien, Ser. A, 5.00%, 07/01/2023, (Insd. by
FSA)	3,000,000	3,135,750
Los Angeles , CA Water & Power Sys. RB, Sub. Ser. A-1, 5.00%, 07/01/2020, (Insd.
by AMBAC)	5,000,000	5,423,750
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	459,525
Ser. E, 6.875%, 06/15/2010	285,000	287,571
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB, Ser. B, 6.00%,
06/15/2033	375,000	401,700
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by
MBIA)	1,335,000	1,348,417
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018,
(Insd. by FGIC)	1,000,000	1,116,140
Tucson, AZ Water RB, Ser. 2005-B, 5.00%, 07/01/2023, (Insd. by FSA)	2,500,000	2,666,575
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,475,428
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,320,515
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,463,268
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,609,846

		58,160,690

Total Municipal Obligations (cost $1,277,453,357)		1,305,273,208

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø ##
(cost $4,016,179)	4,016,179	4,016,179

Total Investments (cost $1,281,469,536) 102.8%		1,309,289,387
Other Assets and Liabilities (2.8%)		(35,213,518)

Net Assets 100.0%		$ 1,274,075,869

See Notes to Financial Statements
24

SCHEDULE OF INVESTMENTS continued
November 30, 2007 (unaudited)

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
(G)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority

See Notes to Financial Statements
25

SCHEDULE OF INVESTMENTS continued
November 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Florida	14.7%	Kansas	1.4%
New York	9.1%	Massachusetts	1.1%
Texas	8.7%	Minnesota	1.1%
Colorado	5.5%	Pennsylvania	1.0%
California	5.3%	Oklahoma	0.9%
South Carolina	5.2%	Missouri	0.8%
Ohio	4.5%	Oregon	0.8%
Indiana	4.0%	Wisconsin	0.8%
Virginia	3.7%	Mississippi	0.7%
New Jersey	3.4%	New Hampshire	0.6%
Maryland	3.2%	New Mexico	0.4%
Arizona	2.6%	Delaware	0.3%
Illinois	2.4%	Vermont	0.3%
Georgia	2.2%	Iowa	0.2%
Michigan	2.2%	Kentucky	0.2%
Alabama	2.0%	Puerto Rico	0.2%
North Carolina	2.0%	Arkansas	0.1%
Alaska	1.8%	Idaho	0.1%
Washington	1.7%	Nebraska	0.1%
Nevada	1.5%	Tennessee	0.1%
Connecticut	1.4%	Non-state specific	0.3%
District of Columbia	1.4%
			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2007:

AAA	41.3%
AA	16.8%
A	17.6%
BBB	16.2%
B	0.2%
NR	7.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2007:

Less than 1 year	1.3%
1 to 3 year(s)	3.0%
3 to 5 years	5.6%
5 to 10 years	26.4%
10 to 20 years	51.4%
20 to 30 years	12.3%

100.0%

See Notes to Financial Statements
26

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,277,453,357)	$ 1,305,273,208
Investments in affiliated money market fund, at value (cost $4,016,179)	4,016,179

Total investments	1,309,289,387
Receivable for securities sold	16,675,361
Receivable for Fund shares sold	275,209
Interest receivable	20,075,511
Prepaid expenses and other assets	249,181

Total assets	1,346,564,649

Liabilities
Dividends payable	2,511,595
Payable for securities purchased	37,840,869
Payable for floating-rate notes issued	29,285,000
Payable for Fund shares redeemed	2,329,371
Interest and fee expense payable	275,853
Due to custodian bank	2,534
Advisory fee payable	17,204
Due to other related parties	17,105
Accrued expenses and other liabilities	209,249

Total liabilities	72,488,780

Net assets	$ 1,274,075,869

Net assets represented by
Paid-in capital	$ 1,282,248,064
Overdistributed net investment income	(1,040,190)
Accumulated net realized losses on investments	(34,951,856)
Net unrealized gains on investments	27,819,851

Total net assets	$ 1,274,075,869

Net assets consists of
Class A	$ 828,177,194
Class B	30,881,412
Class C	51,111,950
Class I	363,905,313

Total net assets	$ 1,274,075,869

Shares outstanding (unlimited number of shares authorized)
Class A	111,826,312
Class B	4,169,734
Class C	6,901,325
Class I	49,137,098

Net asset value per share
Class A	$ 7.41
Class A — Offering price (based on sales charge of 4.75%)	$ 7.78
Class B	$ 7.41
Class C	$ 7.41
Class I	$ 7.41

See Notes to Financial Statements
27

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Interest	$ 30,750,499
Income from affiliate	438,049

Total investment income	31,188,548

Expenses
Advisory fee	1,992,889
Distribution Plan expenses
Class A	1,224,654
Class B	130,449
Class C	235,600
Administrative services fee	628,830
Transfer agent fees	349,419
Trustees’ fees and expenses	11,041
Printing and postage expenses	41,455
Custodian and accounting fees	168,055
Registration and filing fees	28,641
Professional fees	36,271
Interest and fee expense	619,765
Other	19,881

Total expenses	5,486,950
Less: Expense reductions	(17,901)
Expense reimbursements	(204,109)

Net expenses	5,264,940

Net investment income	25,923,608

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(5,042,232)
Net change in unrealized gains or losses on investments	(5,143,955)

Net realized and unrealized gains or losses on investments	(10,186,187)

Net increase in net assets resulting from operations	$ 15,737,421

See Notes to Financial Statements
28

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income	$ 25,923,608		$ 34,791,747
Net realized gains or losses on
investments	(5,042,232)		4,743,247
Net change in unrealized gains or
losses on investments	(5,143,955)		1,596,624

Net increase in net assets resulting
from operations	15,737,421		41,131,618

Distributions to shareholders from
Net investment income
Class A	(16,601,583)		(24,877,751)
Class B	(431,896)		(460,624)
Class C	(780,632)		(1,179,223)
Class I	(8,112,091)		(8,457,944)

Total distributions to shareholders	(25,926,202)		(34,975,542)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,401,308	25,137,150	5,139,813	38,548,575
Class B	110,233	812,603	394,499	2,957,291
Class C	319,295	2,359,714	959,926	7,210,903
Class I	3,402,538	25,141,452	8,729,555	65,638,529

	53,450,919		114,355,298

Net asset value of shares issued in
reinvestment of distributions
Class A	1,386,156	10,241,669	1,935,866	14,532,225
Class B	29,593	218,683	30,882	231,826
Class C	54,179	400,318	82,233	617,349
Class I	45,714	337,798	25,445	191,124

	11,198,468		15,572,524

Automatic conversion of Class B
shares to Class A shares
Class A	73,333	541,333	151,460	1,135,405
Class B	(73,333)	(541,333)	(151,460)	(1,135,405)

	0		0

Payment for shares redeemed
Class A	(11,612,350)	(85,759,984)	(10,740,243)	(80,542,459)
Class B	(345,494)	(2,551,749)	(318,070)	(2,390,277)
Class C	(565,370)	(4,171,794)	(680,384)	(5,097,919)
Class I	(8,713,338)	(64,368,477)	(6,444,527)	(48,446,377)

	(156,852,004)		(136,477,032)

Net asset value of shares issued
in acquisitions
Class A	7,082,663	52,355,230	28,709,567	214,730,704
Class B	1,103,112	8,154,101	1,463,680	10,947,402
Class C	940,861	6,954,862	996,075	7,450,071
Class I	1,713,019	12,662,599	24,118,130	180,386,891

	80,126,792		413,515,068

Net increase (decrease) in
net assets resulting from
capital share transactions	(12,075,825)		406,965,858

Total increase (decrease) in
net assets	(22,264,606)		413,121,934
Net assets
Beginning of period	1,296,340,475		883,218,541

End of period	$ 1,274,075,869		$ 1,296,340,475

Overdistributed net investment income	$ (1,040,190)		$ (1,037,596)

See Notes to Financial Statements
29

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations
The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended November 30, 2007, the advisory fee was equivalent to 0.31% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $204,109.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS
EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2007, EIS received $11,398 from the sale of Class A shares and $25,029 and $1,527 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS
Effective at the close of business on October 12, 2007, the Fund acquired the net assets of Evergreen High Grade Municipal Bond Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I share-

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

holders of Evergreen High Grade Municipal Bond Fund at an exchange ratio of 1.47 for 7,082,663 shares of Class A, 1,103,112 shares of Class B, 940,861 shares of Class C and 1,713,019 shares of Class I of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,478,209. The aggregate net assets of the Fund and Evergreen High Grade Municipal Bond Fund immediately prior to the acquisition were $1,205,466,924 and $80,126,792, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,285,593,716.

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Evergreen Florida Municipal Bond Fund in a tax-free exchange for each of Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Florida Municipal Bond Fund at an exchange ratio of 1.23 for Class A, Class B, Class C and Class I shares of the Fund. On the same date, the Fund also acquired the net assets of Atlas National Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas National Municipal Bond Fund at an exchange ratio of 1.57 for Class A shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $886,794,285.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net		Number of
	Assets	Unrealized	Shares
Acquired Fund	Acquired	Appreciation	Issued

Evergreen Florida
Municipal Bond Fund	$ 275,612,429	$ 6,438,841	10,271,926	Class A
			1,463,680	Class B
			996,075	Class C
			24,118,130	Class I
Atlas National
Municipal Bond Fund	137,902,639	4,591,742	18,437,641	Class A

The aggregate net assets of the Fund immediately after these acquisitions were $1,300,309,353.

6. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $556,911,723 and $570,308,973, respectively, for the six months ended November 30, 2007.

At November 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$29,285,000	0.70% – 1.52%	$65,430,495

33

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended November 30, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $619,765.

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,281,535,563. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,524,167 and $9,770,343, respectively, with a net unrealized appreciation of $27,753,824.

As of May 31, 2007, the Fund had $29,356,710 in capital loss carryovers for federal income tax purposes with $13,854,133 expiring in 2008, $10,455,175 expiring in 2009 and $5,047,402 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended May 31, 2007 in accordance with income tax regulations.

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended November 30, 2007, the Fund had no borrowings.

34

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review

35

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

36

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

37

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

38

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

39

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class B shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, but outperformed a majority of the funds against which the Trustees compared the Fund’s performance over the three- and five-year periods ended December 31, 2006. The Trustees also noted that the Fund’s Class B shares performed in the third and fourth quintiles of the funds against which the Trustees compared the Fund’s performance for the one- and ten-year periods ended December 31, 2006, respectively.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

40

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

41

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42

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43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564619 rv5 1/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564619  rv5    1/2008

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen Short-Intermediate Municipal Bond Fund for the six-month period ended November 30, 2007.

Domestic fixed-income investments produced moderate returns during a six-month period characterized by a general flight to the highest-quality securities. Amid warnings of a slowing of the overall economy, Treasuries and other very high-quality securities generated the best relative performance as market yields declined and prices rose. Investors tried to avoid credit risk and corporate bonds fell out of favor. The yield spreads between Treasuries and high-yield corporate bonds widened, leading to price losses and underperformance by lower-rated securities. Equity investors, meanwhile, faced an increasingly challenging environment as fears grew about the overall economic effects of weakness in the housing industry and a widening credit crisis that began with the meltdown of the subprime mortgage market. Stock prices were volatile throughout the period, but the major market indexes appeared to bounce back from several early setbacks before falling sharply in the final month of the period.

The U.S. economy appeared to maintain its growth path early in the six-month period, with robust export activity and healthy business investment spending offsetting declines in residential home values.

1

LETTER TO SHAREHOLDERS continued

Despite the credit crisis and the housing slump, U.S. Gross Domestic Product grew by approximately 4.0% from April through September. However, the economy slowed noticeably as the period progressed. The combination of mortgage-related weakness, higher energy prices and tighter lending standards limited both consumer spending and business investment in the closing months of the period, helping prompt the Federal Reserve Board to begin adding liquidity to the nation’s financial system. Operating earnings of companies in the S&P 500 Index declined for the third quarter of the year, principally because of massive write-downs by major corporations, most noticeably in the financials sector.

During the six-month period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total s return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The portfolio manager of Evergreen Municipal Bond Fund focused on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The portfolio manager of Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. Meanwhile, the portfolio manager of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the experiences in the investment markets during the past six months have underscored the value of a well diversified, long-term

2

LETTER TO SHAREHOLDERS continued

investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

6-month return with sales charge	-0.62%	-0.71%	0.29%	N/A

6-month return w/o sales charge	1.70%	1.29%	1.29%	1.80%

Average annual return*

1-year with sales charge	0.23%	-0.26%	0.73%	N/A

1-year w/o sales charge	2.54%	1.72%	1.72%	2.74%

5-year	2.32%	1.95%	1.95%	2.97%

10-year	3.33%	2.67%	3.11%	3.70%

Maximum sales charge	2.25%	2.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Diane Beaver as portfolio manager of the Fund.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,016.98	$ 4.08
Class B	$ 1,000.00	$ 1,012.92	$ 8.10
Class C	$ 1,000.00	$ 1,012.92	$ 8.10
Class I	$ 1,000.00	$ 1,018.00	$ 3.08
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.95	$ 4.09
Class B	$ 1,000.00	$ 1,016.95	$ 8.12
Class C	$ 1,000.00	$ 1,016.95	$ 8.12
Class I	$ 1,000.00	$ 1,021.95	$ 3.08

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.18	0.34	0.31	0.28	0.31	0.37
Net realized and unrealized gains or losses on investments	(0.01)	0	(0.16)	0.01	(0.32)	0.30
Total from investment operations	0.17	0.34	0.15	0.29	(0.01)	0.67

Distributions to shareholders from
Net investment income	(0.18)	(0.34)	(0.30)	(0.28)	(0.31)	(0.37)

Net asset value, end of period	$ 9.87	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return[1]	1.70%	3.48%	1.54%	2.90%	(0.11%)	6.80%

Ratios and supplemental data

Net assets, end of period (thousands)	$42,796	$41,512	$46,548	$67,719	$65,930	$48,336
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%[2]	0.79%	0.79%	0.77%	0.79%	0.78%
Expenses excluding waivers/reimbursements
and expense reductions	0.91%[2]	0.89%	0.89%	0.88%	0.91%	0.82%
Net investment income (loss)	3.57%[2]	3.43%	3.07%	2.75%	2.99%	3.58%
Portfolio turnover rate	40%	70%	73%	104%	43%	27%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 9.88	$10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.14	0.26	0.23[1]	0.20[1]	0.22	0.28
Net realized and unrealized gains or losses on investments	(0.01)	0	(0.16)	0.01	(0.32)	0.30
Total from investment operations	0.13	0.26	0.07	0.21	(0.10)	0.58

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.22)	(0.20)	(0.22)	(0.28)

Net asset value, end of period	$ 9.87	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return[2]	1.29%	2.65%	0.72%	2.08%	(0.94%)	5.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,944	$6,570	$8,017	$12,989	$15,303	$16,937
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[3]	1.59%	1.60%	1.58%	1.62%	1.67%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[3]	1.59%	1.60%	1.58%	1.62%	1.67%
Net investment income (loss)	2.77%[3]	2.62%	2.27%	1.94%	2.20%	2.67%
Portfolio turnover rate	40%	70%	73%	104%	43%	27%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.14	0.26	0.23	0.20[1]	0.22	0.28
Net realized and unrealized gains or losses on investments	(0.01)	0	(0.16)	0.01	(0.32)	0.30
Total from investment operations	0.13	0.26	0.07	0.21	(0.10)	0.58

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.22)	(0.20)	(0.22)	(0.28)

Net asset value, end of period	$ 9.87	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return[2]	1.29%	2.65%	0.72%	2.08%	(0.94%)	5.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,941	$8,347	$12,691	$18,787	$21,013	$13,422
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[3]	1.59%	1.60%	1.58%	1.61%	1.67%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[3]	1.59%	1.60%	1.58%	1.61%	1.67%
Net investment income (loss)	2.77%[3]	2.62%	2.27%	1.94%	2.16%	2.57%
Portfolio turnover rate	40%	70%	73%	104%	43%	27%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.19	0.36	0.33	0.30	0.33	0.38
Net realized and unrealized gains or losses on investments	(0.01)	0	(0.16)	0.01	(0.32)	0.30
Total from investment operations	0.18	0.36	0.17	0.31	0.01	0.68

Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.32)	(0.30)	(0.33)	(0.38)

Net asset value, end of period	$ 9.87	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return	1.80%	3.68%	1.73%	3.10%	0.06%	6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$213,497	$252,489	$349,187	$439,584	$410,654	$293,842
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%[1]	0.59%	0.60%	0.58%	0.61%	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%[1]	0.59%	0.60%	0.58%	0.61%	0.68%
Net investment income (loss)	3.77%[1]	3.62%	3.27%	2.94%	3.17%	3.69%
Portfolio turnover rate	40%	70%	73%	104%	43%	27%

1 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 4.9%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014,
(Insd. by FGIC)	$2,000,000	$2,157,320
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,037,230
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010,
(Insd. by MBIA)	4,000,000	4,169,640
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%,
09/01/2009	3,000,000	3,043,500
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,313,741
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,468,106

		13,189,537

COMMUNITY DEVELOPMENT DISTRICT 4.2%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,224,686
5.20%, 07/01/2013	1,300,000	1,299,194
5.30%, 07/01/2014	1,470,000	1,473,161
5.40%, 07/01/2015	1,050,000	1,056,437
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,052,000	1,073,366
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,555,000	1,502,285
4.70%, 09/01/2012	1,755,000	1,663,091
5.00%, 09/01/2013	2,215,000	2,116,654

		11,408,874

CONTINUING CARE RETIREMENT COMMUNITY 10.5%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj.,
5.00%, 07/01/2011	605,000	619,314
Central Texas Retirement Facs. RB, Ser. A, 5.25%, 11/01/2016	500,000	488,160
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A,
5.00%, 07/01/2017	4,500,000	4,353,390
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,154,561
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A:
5.25%, 11/01/2013	1,100,000	1,090,034
5.25%, 11/01/2014	1,195,000	1,179,967
5.25%, 11/01/2015	650,000	639,243
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A,
5.00%, 11/15/2015	2,460,000	2,364,675
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 4.75%, 01/01/2013	8,000,000	7,819,600
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj., 5.00%, 10/01/2017	1,325,000	1,266,355
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,024,910
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,114,608
Northwest Sr. Hsg. Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,014,430
5.75%, 11/15/2013	1,165,000	1,185,504

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%,
01/01/2013	$ 3,000,000	$2,987,940

		28,302,691

EDUCATION 6.8%
Connecticut Hlth. & Edl. Facs. Auth. RB, Lawrence & Mem. Hosp., Ser. E, FRN,
5.25%, 07/01/2034, (Insd. by AMBAC)	1,000,000	1,000,000
Illinois Edl. Facs. Auth. RB, Univ. of Chicago, FRN, 4.05%, 07/01/2025	1,000,000	1,008,390
Michigan Higher Edl. Student Loan Auth. RRB, ARS, Ser. XVII-O, 4.90%, 03/01/2040,
(Insd. by AMBAC)	5,000,000	5,000,000
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	3,030,000	3,185,106
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%,
12/01/2014	1,000,000	1,053,830
Pennsylvania Higher Edl. Assistance Agcy. RB, ARS, Ser. Z-1, 4.65%, 06/01/2039	7,000,000	7,000,000

		18,247,326

ELECTRIC REVENUE 3.1%
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%,
01/01/2016	1,390,000	1,385,371
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,614,162
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	250,000	258,935

		8,258,468

GENERAL OBLIGATION - LOCAL 4.0%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,698,019
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,018,900

		10,716,919

GENERAL OBLIGATION - STATE 6.0%
California Refunding GO, 5.00%, 11/01/2015	2,000,000	2,158,920
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%,
09/01/2035, (Insd. by FNMA & GNMA)	2,605,000	2,769,636
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	6,094,069
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,153,300

		16,175,925

HOSPITAL 17.5%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	519,365
5.00%, 01/01/2015	500,000	519,620
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys.,
Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,419,111
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%,
07/01/2026	2,985,000	3,053,416
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,006,470
5.00%, 06/01/2009	1,035,000	1,053,889

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	$ 1,125,000	$1,165,466
Parkview Med. Ctr. Proj., 5.75%, 09/01/2008	500,000	506,650
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,560,540
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,220,177
5.25%, 06/01/2016	1,000,000	1,055,400
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,744,200
Henderson, NV Hlth. Care Facs. RB, Catholic Healthcare West Proj., Ser. B, 5.00%,
07/01/2013	2,000,000	2,087,960
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%,
11/15/2029	4,000,000	4,086,040
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,044,618
4.75%, 06/01/2009	1,085,000	1,100,711
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	235,000	241,589
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 05/01/2013	1,500,000	1,575,900
Ser. F, 5.50%, 11/15/2010	1,000,000	1,057,750
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	201,204
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	523,480
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009,
(Insd. by Radian Group, Inc.)	635,000	640,575
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,243,574
5.25%, 02/15/2010	1,900,000	1,924,282
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%,
01/01/2010	3,970,000	4,174,574
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj.,
5.00%, 08/15/2014	1,500,000	1,592,670
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,679,550
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	581,612
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	825,462
5.00%, 01/01/2009	965,000	973,183

		47,379,038

HOUSING 5.4%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,885,000	3,050,916
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012,
(Insd. by FNMA & GNMA)	730,000	743,249
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	885,000	887,407
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	240,000	241,872
Ser. C-2, 5.40%, 04/01/2031	355,000	357,187

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	$ 1,715,000	$1,786,876
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 5.70%, 07/01/2030	325,000	327,506
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	100,000	102,862
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	305,000	312,869
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	35,000	35,873
Ser. J, 4.70%, 07/01/2030	1,035,000	1,039,212
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd.
by FNMA & GNMA)	825,000	841,162
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%,
05/01/2028	4,140,000	4,239,898
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%,
03/01/2022, (Insd. by MGIC)	730,000	742,118

		14,709,007

INDUSTRIAL DEVELOPMENT REVENUE 16.3%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd.
by Waste Mgmt., Inc.)	1,000,000	1,000,360
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., FRN, 4.45%,
01/01/2032	6,325,000	6,379,332
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,435,064
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.50%, 05/01/2039, (Gtd.
by Cinergy Corp.)	9,000,000	9,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj., 5.75%,
11/01/2009	1,945,000	1,959,257
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,237,825
Jefferson Parish, LA IDRB, Sara Lee Corp Proj., FRN, 4.00%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,006,270
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 4.35%, 03/01/2031	3,000,000	3,022,230
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,003,120
Pennsylvania Solid Waste Disposal EDFA RB, Republic Svcs., Inc. Proj., FRN, 4.25%,
12/01/2030	4,950,000	4,950,000
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,172,320
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012 .	1,500,000	1,496,730

		44,062,508

PRE-REFUNDED 5.6%
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%,
07/01/2026	265,000	275,494
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	355,000	378,675
Dallas, TX Area Rapid Trans. RB, Sr. Lien, 5.00%, 12/01/2031	6,760,000	7,195,412
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	610,000	651,773
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,174,152
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	2,345,000	2,428,740

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	$430,000	$448,546
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	1,610,000	1,672,162

		15,224,954

SALES TAX 1.1%
Confluence Metro. Dist., Colorado RB, 5.25%, 12/01/2017	2,000,000	1,918,860
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,170
5.00%, 06/01/2014	500,000	514,525

		2,942,555

SOLID WASTE 1.4%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd.
by AMBAC)	3,500,000	3,648,750

SPECIAL TAX 2.6%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%,
12/15/2010	2,080,000	2,144,875
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	5,000,000	5,013,200

		7,158,075

TRANSPORTATION 5.3%
Buffalo & Fort Erie, NY Pub. Bridge Auth. Toll Sys. RRB, FRN, 4.00%, 01/01/2025	1,500,000	1,519,830
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd.
by MBIA)	7,250,000	7,331,853
Texas Trans. Commission RB, First Tier, 5.00%, 04/01/2016	5,000,000	5,483,050

		14,334,733

UTILITY 3.1%
Houston, TX Util. Sys. RRB, Combined First Lien, Ser. B, 5.00%, 11/15/2015	3,965,000	4,341,199
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp.,
5.00%, 09/01/2017	850,000	915,399
Roseville, CA RB, Natural Gas Financing Auth. RB:
5.00%, 02/15/2014	2,000,000	2,067,520
5.00%, 02/15/2015	1,000,000	1,032,160

		8,356,278

Total Municipal Obligations (cost $263,747,010)		264,115,638

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø
(cost $3,253,199)	3,253,199	$3,253,199

Total Investments (cost $267,000,209) 99.0%		267,368,837
Other Assets and Liabilities 1.0%		2,809,856

Net Assets 100.0%		$270,178,693

q    Rate shown is the 7-day annualized yield at period end.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Texas	17.0%	Colorado	1.7%
Pennsylvania	8.7%	South Dakota	1.6%
Florida	8.4%	Indiana	1.5%
California	6.1%	North Carolina	1.5%
Maryland	4.7%	Virginia	1.5%
Missouri	4.3%	Iowa	1.3%
Georgia	4.0%	District of Columbia	1.1%
New York	3.8%	Oregon	1.0%
Michigan	3.4%	Louisiana	0.9%
Nevada	3.0%	Montana	0.9%
Tennessee	3.0%	New Mexico	0.7%
Ohio	2.7%	Massachusetts	0.5%
Alabama	2.5%	Connecticut	0.4%
Wisconsin	2.2%	Maine	0.3%
Illinois	2.0%	Oklahoma	0.2%
South Carolina	2.0%	Puerto Rico	0.2%
Arizona	1.9%	North Dakota	0.1%
Kansas	1.9%	Non-state specific	1.2%
Washington	1.8%
			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2007:

AAA	34.9%
AA	14.0%
A	16.9%
BBB	20.6%
NR	13.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of November 30, 2007:

Less than 1 year	18.3%
1 to 3 year(s)	34.1%
3 to 5 years	13.1%
5 to 10 years	34.5%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $263,747,010)	$264,115,638
Investments in affiliated money market fund, at value (cost $3,253,199)	3,253,199

Total investments	267,368,837
Cash	8,139
Receivable for Fund shares sold	221,670
Interest receivable	3,820,023
Prepaid expenses and other assets	11,377

Total assets	271,430,046

Liabilities
Dividends payable	696,141
Payable for Fund shares redeemed	473,723
Advisory fee payable	7,324
Due to other related parties	3,112
Accrued expenses and other liabilities	71,053

Total liabilities	1,251,353

Net assets	$270,178,693

Net assets represented by
Paid-in capital	$282,227,278
Overdistributed net investment income	(105,410)
Accumulated net realized losses on investments	(12,311,803)
Net unrealized gains on investments	368,628

Total net assets	$270,178,693

Net assets consists of
Class A	$42,795,887
Class B	5,944,029
Class C	7,941,324
Class I	213,497,453

Total net assets	$270,178,693

Shares outstanding (unlimited number of shares authorized)
Class A	4,338,063
Class B	602,536
Class C	804,995
Class I	21,641,664

Net asset value per share
Class A	$9.87
Class A— Offering price (based on sales charge of 2.25%)	$10.10
Class B	$9.87
Class C	$9.87
Class I	$9.87

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Interest	$6,345,460
Income from affiliate	67,017

Total investment income	6,412,477

Expenses
Advisory fee	586,569
Distribution Plan expenses
Class A	63,902
Class B	31,492
Class C	40,789
Administrative services fee	145,694
Transfer agent fees	36,511
Trustees’ fees and expenses	3,681
Printing and postage expenses	18,877
Custodian and accounting fees	46,718
Registration and filing fees	31,195
Professional fees	18,268
Other	9,186

Total expenses	1,032,882
Less: Expense reductions	(8,175)
Expense reimbursements	(21,301)

Net expenses	1,003,406

Net investment income	5,409,071

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(889,895)
Net change in unrealized gains or losses on investments	393,935

Net realized and unrealized gains or losses on investments	(495,960)

Net increase in net assets resulting from operations	$4,913,111

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income		$5,409,071		$12,607,629
Net realized losses on investments		(889,895)		(1,347,531)
Net change in unrealized gains or losses
on investments		393,935		1,558,522

Net increase in net assets resulting from
operations		4,913,111		12,818,620

Distributions to shareholders from
Net investment income
Class A		(762,480)		(1,487,958)
Class B		(87,437)		(193,170)
Class C		(113,270)		(278,692)
Class I		(4,455,320)		(10,623,521)

Total distributions to shareholders		(5,418,507)		(12,583,341)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	671,306	6,612,669	1,170,689	11,617,921
Class B	2,585	25,626	2,364	23,338
Class C	17,432	171,831	51,288	508,000
Class I	1,145,854	11,271,955	3,213,837	31,874,690

		18,082,081		44,023,949

Net asset value of shares issued in
reinvestment of distributions
Class A	59,453	585,439	113,964	1,130,291
Class B	6,158	60,639	13,175	130,676
Class C	5,763	56,747	14,398	142,794
Class I	42,288	416,393	90,485	897,433

		1,119,218		2,301,194

Automatic conversion of Class B shares
to Class A shares
Class A	6,565	64,456	5,275	52,375
Class B	(6,565)	(64,456)	(5,275)	(52,375)

		0		0

Payment for shares redeemed
Class A	(601,811)	(5,916,720)	(1,798,545)	(17,823,892)
Class B	(64,720)	(637,938)	(156,562)	(1,553,345)
Class C	(63,216)	(622,673)	(505,171)	(5,007,438)
Class I	(5,107,387)	(50,258,053)	(13,084,622)	(129,701,078)

		(57,435,384)		(154,085,753)

Net decrease in net assets resulting from
capital share transactions		(38,234,085)		(107,760,610)

Total decrease in net assets		(38,739,481)		(107,525,331)
Net assets
Beginning of period		308,918,174		416,443,505

End of period	$ 270,178,693		$ 308,918,174

Overdistributed net investment income		$(105,410)		$(95,974)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase. For the six months ended November 30, 2007, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $21,301.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2007, EIS received $497 from the sale of Class A shares and $3,760 and $702 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $113,600,348 and $156,363,030, respectively, for the six months ended November 30, 2007.

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $267,000,209. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,951,070 and $1,582,442, respectively, with a net unrealized appreciation of $368,628.

As of May 31, 2007, the Fund had $10,940,076 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014	2015

$317,634	$2,886,072	$47,173	$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2007, the Fund incurred and elected to defer post-October losses of $481,832.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2007, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended November 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Short-Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

26

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Lehman Brothers Three-Year Municipal Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund had outperformed the Fund’s benchmark index for the five-year period ended December 31, 2006, but that the Fund had underperformed the Fund’s benchmark index for the ten-year period ended December 31, 2006, and underperformed a majority of the funds against which the Trustees compared the Fund’s performance for the five- and ten-year periods ended December 31, 2006.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other funds against which the Trustees compared the Fund’s management fee, but also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as

29

ADDITIONAL INFORMATION (unaudited) continued

implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564620 rv5 1/2008

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564620 rv5 1/2008

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the semiannual report for Evergreen Strategic Municipal Bond Fund for the six-month period ended November 30, 2007.

Domestic fixed-income investments produced moderate returns during a six-month period characterized by a general flight to the highest-quality securities. Amid warnings of a slowing of the overall economy, Treasuries and other very high-quality securities generated the best relative performance as market yields declined and prices rose. Investors tried to avoid credit risk and corporate bonds fell out of favor. The yield spreads between Treasuries and high-yield corporate bonds widened, leading to price losses and underperformance by lower-rated securities. Equity investors, meanwhile, faced an increasingly challenging environment as fears grew about the overall economic effects of weakness in the housing industry and a widening credit crisis that began with the meltdown of the subprime mortgage market. Stock prices were volatile throughout the period, but the major market indexes appeared to bounce back from several early setbacks before falling sharply in the final month of the period.

The U.S. economy appeared to maintain its growth path early in the six-month period, with robust export activity and healthy business investment spending offsetting declines in residential home values.

LETTER TO SHAREHOLDERS continued

Despite the credit crisis and the housing slump, U.S. Gross Domestic Product grew by approximately 4.0% from April through September. However, the economy slowed noticeably as the period progressed. The combination of mortgage-related weakness, higher energy prices and tighter lending standards limited both consumer spending and business investment in the closing months of the period, helping prompt the Federal Reserve Board to begin adding liquidity to the nation’s financial system. Operating earnings of companies in the S&P 500 Index declined for the third quarter of the year, principally because of massive write-downs by major corporations, most noticeably in the financials sector.

During the six-month period, the portfolio managers of Evergreen’s national municipal bond funds pursued strategies seeking both total return and yield, while focusing on interest rate trends and the supply and demand forces affecting the tax-exempt market. The portfolio manager of Evergreen Municipal Bond Fund focused on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The portfolio manager of Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund focused on bonds of limited maturity ranges to reduce exposure to the risks of changes in interest rates. Meanwhile, the portfolio manager of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the experiences in the investment markets during the past six months have underscored the value of a well diversified, long-term

LETTER TO SHAREHOLDERS continued

investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Stamper Capital & Investments, Inc.

Portfolio Manager:

• B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

6-month return with sales charge	-3.29%	-3.81%	0.18%	N/A

6-month return w/o sales charge	1.55%	1.17%	1.17%	1.68%

Average annual return*

1-year with sales charge	-1.74%	-2.57%	1.41%	N/A

1-year w/o sales charge	3.17%	2.40%	2.40%	3.43%

5-year	2.28%	2.17%	2.54%	3.57%

10-year	3.26%	3.02%	3.00%	4.02%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,015.51	$5.09
Class B	$ 1,000.00	$ 1,011.70	$8.85
Class C	$ 1,000.00	$ 1,011.72	$8.85
Class I	$ 1,000.00	$ 1,016.79	$3.83
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.95	$5.10
Class B	$ 1,000.00	$ 1,016.20	$8.87
Class C	$ 1,000.00	$ 1,016.20	$8.87
Class I	$ 1,000.00	$ 1,021.20	$3.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.76% for Class B, 1.76% for Class C and 0.76% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.78	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Income from investment operations
Net investment income (loss)	0.16	0.32	0.25	0.23	0.24	0.31
Net realized and unrealized gains or losses on investments	(0.02)	0.01	0.01	0.09	(0.07)	0.02
Total from investment operations	0.14	0.33	0.26	0.32	0.17	0.33

Distributions to shareholders from
Net investment income	(0.17)	(0.30)	(0.25)	(0.23)	(0.24)	(0.31)

Net asset value, end of period	$ 8.75	$ 8.78	$ 8.75	$ 8.74	$ 8.65	$ 8.72

Total return[1]	1.55%	3.86%	2.99%	3.74%	1.97%	3.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$277,937	$286,672	$356,937	$449,312	$462,748	$514,377
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.01%[2]	1.00%	0.98%	1.01%	0.99%	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	1.06%[2]	1.05%		1.02%	0.99%	0.98%
Net investment income (loss)	3.75%[2]	3.60%	2.86%	2.64%	2.76%	3.53%
Portfolio turnover rate	29%	55%	65%	63%	76%	68%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.76	$ 8.73	$ 8.72	$ 8.63	$ 8.70	$ 8.68

Income from investment operations
Net investment income (loss)	0.13	0.25[1]	0.18	0.17[1]	0.17	0.25
Net realized and unrealized gains or losses on investments	(0.03)	0.02	0.02	0.09	(0.06)	0.02
Total from investment operations	0.10	0.27	0.20	0.26	0.11	0.27

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.19)	(0.17)	(0.18)	(0.25)

Net asset value, end of period	$ 8.73	$ 8.76	$ 8.73	$ 8.72	$ 8.63	$ 8.70

Total return[2]	1.17%	3.09%	2.27%	3.02%	1.25%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$64,964	$78,158	$104,034	$141,000	$196,346	$238,399
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.76%[3]	1.75%	1.72%	1.72%	1.69%	1.70%
Expenses excluding waivers/reimbursements
and expense reductions	1.76%[3]	1.75%	1.72%	1.72%	1.69%	1.72%
Net investment income (loss)	3.00%[3]	2.85%	2.11%	1.92%	2.06%	2.80%
Portfolio turnover rate	29%	55%	65%	63%	76%	68%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.81	$ 8.78	$ 8.77	$ 8.68	$ 8.75	$ 8.73

Income from investment operations
Net investment income (loss)	0.13	0.25	0.19	0.17	0.18	0.25
Net realized and unrealized gains or losses on investments	(0.03)	0.02	0.01	0.09	(0.07)	0.02
Total from investment operations	0.10	0.27	0.20	0.26	0.11	0.27

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.19)	(0.17)	(0.18)	(0.25)

Net asset value, end of period	$ 8.78	$ 8.81	$ 8.78	$ 8.77	$ 8.68	$ 8.75

Total return[1]	1.17%	3.09%	2.27%	3.02%	1.26%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$84,958	$93,474	$120,178	$165,623	$214,097	$240,631
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.76%[2]	1.75%	1.72%	1.72%	1.69%	1.70%
Expenses excluding waivers/reimbursements
and expense reductions	1.76%[2]	1.75%	1.72%	1.72%	1.69%	1.72%
Net investment income (loss)	3.00%[2]	2.85%	2.11%	1.92%	2.06%	2.75%
Portfolio turnover rate	29%	55%	65%	63%	76%	68%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended May 31,
	November 30, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.78	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Income from investment operations
Net investment income (loss)	0.18	0.34	0.27	0.25	0.27	0.33
Net realized and unrealized gains or losses on investments	(0.03)	0.02	0.01	0.10	(0.07)	0.02
Total from investment operations	0.15	0.36	0.28	0.35	0.20	0.35

Distributions to shareholders from
Net investment income	(0.18)	(0.33)	(0.27)	(0.26)	(0.27)	(0.33)

Net asset value, end of period	$ 8.75	$ 8.78	$ 8.75	$ 8.74	$ 8.65	$ 8.72

Total return	1.68%	4.13%	3.30%	4.06%	2.27%	4.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,694	$48,449	$37,794	$25,322	$10,814	$10,623
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.76%[1]	0.75%	0.72%	0.72%	0.69%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.76%[1]	0.75%	0.72%	0.72%	0.69%	0.72%
Net investment income (loss)	3.99%[1]	3.86%	3.09%	2.94%	3.06%	3.70%
Portfolio turnover rate	29%	55%	65%	63%	76%	68%

1 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 19.1%
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	$1,730,000	$1,768,423
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,083,840
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	343,764
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,380,195
5.60%, 01/01/2009	500,000	500,880
5.60%, 01/01/2010	2,000,000	2,003,580
5.625%, 01/01/2012	3,000,000	3,005,190
5.625%, 01/01/2013	1,100,000	1,101,881
5.625%, 01/01/2015	5,430,000	5,439,285
Dade Cnty., FL Aviation RB:
Ser. A:
5.75%, 10/01/2015	2,000,000	2,022,920
5.75%, 10/01/2018	100,000	101,121
5.75%, 10/01/2026	1,610,000	1,628,048
Ser. B, 5.60%, 10/01/2026	3,035,000	3,068,992
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	590,000	596,685
Dallas/Fort Worth, TX Intl. Arpt. RB, Ser. A, 6.00%, 11/01/2028	435,000	449,438
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,144,030
Ser. B, 5.25%, 07/01/2014	350,000	356,447
Sub Lien:
Ser. A:
5.625%, 07/01/2021	4,410,000	4,531,804
6.00%, 07/01/2012	3,960,000	4,050,684
Ser. B, 5.25%, 07/01/2015	1,250,000	1,273,025
Kenton Cnty., KY Arpt. Board RB, Cincinnati/Northern Kentucky Intl. Arpt., Ser. B,
5.60%, 03/01/2009	280,000	281,369
Kenton Cnty., KY Arpt. Board RRB, Cincinnati/Northern Kentucky Intl. Arpt., Ser. A,
6.30%, 03/01/2015	14,000,000	14,305,620
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	772,853
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,526,768
5.25%, 09/01/2012	1,535,000	1,583,767
5.25%, 09/01/2013	1,610,000	1,661,150
5.75%, 09/01/2016	4,325,000	4,374,824
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	5,680,246
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,801,547
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	100,000	100,137
Orange Cnty., CA Arpt. RRB, 5.50%, 07/01/2011	500,000	510,690
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	295,000	298,313
Panama City/Bay Cnty., FL Arpt. & IDRRB, 5.30%, 10/01/2009	100,000	100,125
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	240,090

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
AIRPORT continued
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	$2,630,000	$2,736,015
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%,
04/01/2015	100,000	100,165

		87,923,911

COMMUNITY DEVELOPMENT DISTRICT 0.4%
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	416,008
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,445,000	1,533,593

		1,949,601

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%,
03/01/2011	120,000	120,757
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	860,000	998,838
California CDA COP, SAVRS, Eskaton Properties, Inc., 8.00%, 05/15/2029	100,000	100,000
Clarksville, IN RRB, SAVRS, Retirement Hsg. Foundation, 7.25%, 12/01/2025	4,150,000	4,150,000
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%,
06/01/2013	450,000	450,549
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 7.50%, 12/01/2028	950,000	950,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,030
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,595
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,170,000	2,351,803
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 + (h)	1,000,000	460,000

		10,092,572

EDUCATION 4.4%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	150,000	150,467
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	440,000	449,500
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A:
5.375%, 03/01/2010	150,000	150,761
5.625%, 03/01/2016	5,000,000	5,093,100
Ser. D, 5.375%, 03/01/2010	200,000	201,014
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	100,000	100,128
Ser. C:
5.25%, 10/01/2013	100,000	102,132
5.375%, 10/01/2016	500,000	510,715
5.40%, 10/01/2022	200,000	204,238
Central Texas College Dist. Bldg. RB, 4.625%, 05/15/2009	100,000	100,107
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	25,000	25,003
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	449,744
Kane Cnty., IL Sch. Dist. Refunding GO, No. 129 Aurora West Side, 5.50%,
02/01/2011	300,000	301,062
Lafayette Parish, LA Sch. Board RB, Ser. B, 5.00%, 04/01/2012, (Insd. by FGIC)	550,000	552,634
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 G	22,055,000	6,035,130

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Massachusetts Edl. Fin. Auth. RB:
Ser. A, 4.875%, 01/01/2011	$405,000	$412,108
Ser. E, 4.50%, 01/01/2009	920,000	924,425
Midlothian, TX Independent Sch. Dist. RB, 0.00% 02/15/2018 G	5,000	2,672
Multnomah Cnty., OR Edl. Facs. RRB, Univ. of Portland Proj., 5.00%, 04/01/2011	1,150,000	1,174,460
Nebraska Edl. Fin. Auth. RB, Creighton Univ. Proj., Ser. B, 5.15%, 12/15/2012,
(Insd. by AMBAC)	200,000	200,276
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%,
10/01/2030	200,000	211,436
Saddleback Cmnty. College Dist., California COP, 1996 Capital Impt. Fin. Proj.,
5.50%, 06/01/2021	225,000	226,942
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame Du Lac Proj., 5.25%,
03/01/2021	1,000,000	1,003,810
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus
Foundation, 5.875%, 06/01/2022	345,000	348,702
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%,
04/01/2010	310,000	313,509
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	400,672
University of Washington RB, Revenue Dept. of Intercollegiate Athletics, 5.00%,
06/01/2012	250,000	250,312
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd.
by FSA)	500,000	500,015

		20,395,074

ELECTRIC REVENUE 0.2%
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	504,720
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,587

		975,307

GENERAL OBLIGATION - LOCAL 7.4%
Commerce, TX Independent Sch. Dist. Unrefunded Balance GO, 5.00%,
08/15/2022, (Insd. by PSF)	50,000	50,284
Belchertown, MA GO, 5.00%, 02/15/2012	560,000	561,775
Bernalillo, NM Muni. Sch. Dist. No. 1 GO, 5.40%, 08/01/2008	150,000	150,234
Bothell, WA GO, 5.25%, 12/01/2015, (Insd. by FGIC)	400,000	400,572
Carrollton-Farmers Branch Independent Sch. Dist., Texas Refunding GO, 5.00%,
02/15/2019	190,000	190,462
Charlotte, NC Refunding GO, 5.25%, 02/01/2016	5,755,000	5,886,789
Chester, PA Chester-Upland Sch. Auth. RB, Ser. A, 5.25%, 09/01/2017	1,800,000	1,802,574
Chicago, IL Park Dist.:
Aquarium & Museum GO, 5.125%, 01/01/2014	100,000	100,129
Unrefunded Balance Ltd. Tax GO, 5.30%, 01/01/2015	475,000	475,684
Decatur, IL Park Dist. GO, Ser. A, 5.25%, 03/01/2014, (Insd. by FSA)	250,000	251,043
Detroit, MI Refunding GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,012,800
District of Columbia GO, Ser. A, 5.25%, 06/01/2014, (Insd. by MBIA)	400,000	407,288
Fort Bend, TX Independent Sch. Dist. Refunding GO, 5.375%, 02/15/2024	7,000,000	7,121,940

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	$ 1,000,000	$1,021,470
5.25%, 09/01/2019	500,000	510,625
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,864,090
Harris Cnty., TX GO, Muni. Util. Dist. Waterworks & Sewer Sys., 5.00%,
03/01/2017	185,000	185,070
Harris Cnty., TX Refunding GO:
4.80%, 10/01/2009	500,000	500,570
5.00%, 10/01/2015	200,000	200,246
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,179
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,463
Leander, TX Independent Sch. Dist. Refunding GO, 0.00% 08/15/2024 G	200,000	79,564
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	202,288
Mentor, OH GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	270,000	275,087
Nashua, NH Refunding GO, 5.25%, 11/01/2008	905,000	916,367
New York, NY GO:
Ser. A, 5.25%, 08/01/2010	200,000	202,296
Ser. B, 5.625%, 08/15/2009	1,110,000	1,112,020
Ser. C, 5.375%, 11/15/2017	195,000	197,170
Ser. D:
5.50%, 08/01/2010	140,000	141,628
5.50%, 08/01/2010, (Insd. by FSA)	45,000	45,528
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	25,000	25,323
Ser. I, 6.00%, 04/15/2012, (Insd. by FSA)	290,000	293,494
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,134
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks &
Sewer, 5.30%, 10/01/2011	150,000	150,236
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,150
Ser. A:
4.85%, 09/01/2010	605,000	607,105
5.00%, 09/01/2012	250,000	250,875
5.125%, 09/01/2018	100,000	100,249
Pima Cnty., AZ GO, Cmnty. College Dist. Proj. of 1995, Ser. B, 4.60%, 07/01/2008	325,000	325,283
Reno, NV Refunding GO, Ser. B, 4.90%, 05/01/2008	300,000	300,357
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,097
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,658
San Francisco, CA GO, Ser. 1, 5.00%, 06/15/2011	1,000,000	1,021,270
Snohomish & Island Cnty., WA Refunding GO, St. Anwood Sch. Dist. No. 401,
4.75%, 12/01/2007	725,000	725,029
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,008,890
West Ottawa, MI Public Sch. Dist. Unrefunded Balance GO, 5.40%, 05/01/2009,
(Insd. by FGIC)	145,000	146,215
Whidbey Island, WA Refunding GO, Pub. Hosp. Dist., 5.55%, 12/01/2008	300,000	300,519
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,543
Wilmington, DE GO, Ser. B, 6.05%, 10/01/2010, (Insd. by MBIA)	100,000	101,192

		34,293,854

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 0.7%
California GO, 6.25%, 10/01/2019	$15,000	$15,141
Connecticut GO, 5.65%, 03/15/2012	270,000	270,483
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	353,252
Guam Govt. GO, Ser. A, 5.20%, 11/15/2008, (Insd. by MBIA & Radian Group, Inc.)	300,000	300,432
Illinois GO:
5.15%, 07/01/2015	145,000	146,642
5.25%, 07/01/2022	150,000	151,656
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,001,650
Tennessee Refunding GO, Ser. B, 4.80%, 05/01/2009	250,000	250,285
Texas GO, Ser. A, 5.40%, 08/01/2032	115,000	117,799
Wisconsin Refunding GO, Veteran Hsg., Ser. 2, 6.10%, 05/01/2014	450,000	450,828

		3,058,168

HOSPITAL 7.6%
Abilene, TX Hlth. Facs. Dev. Corp., Hosp. RRB, Hendrick Med. Ctr., 6.00%,
09/01/2013	500,000	500,950
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	110,000	110,142
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	100,000	100,473
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%,
07/01/2019	200,000	204,300
Charleston Cnty., SC Hosp. Facs. RRB, Medical Society Hlth. Proj., 5.50%,
10/01/2019, (Insd. by MBIA)	105,000	106,023
Chatham Cnty., GA Hosp. Auth. RRB, Mem. Med. Ctr., Ser. A, 5.70%, 01/01/2019	125,000	127,564
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%,
05/15/2014	20,000	20,026
Connecticut Hlth. & Edl. Facs. Auth. RB:
Bridgeport Hosp.:
Ser. A, 6.625%, 07/01/2018	200,000	200,866
Ser. C, 5.25%, 07/01/2015	1,000,000	1,008,990
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	280,046
Stamford Hosp., Ser. F, 5.40%, 07/01/2009	1,500,000	1,517,520
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	895,664
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,398
Illinois Hlth. Facs. Auth. RB:
Hosp. Sisters Svcs., Inc., Ser. A, 5.375%, 06/01/2016	1,500,000	1,527,960
Ingalls Hlth. Sys. Proj., 6.00%, 05/15/2008, (Insd. by MBIA)	1,845,000	1,848,579
Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	176,510
Sherman Hlth. Sys., 5.50%, 08/01/2012, (Insd. by AMBAC)	950,000	960,887
Illinois Hlth. Facs. Auth. RRB, Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by
AMBAC)	500,000	506,910
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB:
Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,750,189
King’s Daughters’ Hosp., 5.35%, 02/15/2009	310,000	314,721
Jefferson Cnty., KY Hlth. Facs. RB, University Med. Ctr., Inc. Proj., 5.25%,
07/01/2022, (Insd. by MBIA)	100,000	101,093
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB, St. Bernard’s
Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	1,973,068

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Knox Cnty., TN Hlth. Edl. Hosp. Facs. Impt. Baptist Hlth. Sys. RRB, 5.50%,
04/15/2017	$155,000	$156,462
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,418
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,529,500
5.75%, 11/15/2011	750,000	758,858
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%,
07/01/2022	70,000	70,043
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%,
01/01/2014	1,430,000	1,438,609
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A, 5.10%,
07/01/2010	2,510,000	2,538,614
Massachusetts Hlth. & Edl. Facs. Auth. RRB, South Shore Hosp., Ser. E:
5.50%, 07/01/2013	400,000	400,596
5.50%, 07/01/2020	450,000	456,075
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	195,064
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
St. Joseph’s Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,423,493
St. Peters Med. Ctr., Ser. F, 5.00%, 07/01/2012	150,000	150,164
New York Med. Care Facs. Fin. Agcy. RB, Montefiore Med. Ctr., 5.60%,
02/15/2009	150,000	150,246
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,018,880
Ser. A, 6.00%, 08/15/2018	1,725,000	1,803,263
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%,
08/01/2023	485,000	538,302
Smyrna, GA Hosp. Auth. RB, Emory-Adventist Hosp. Proj., 5.50%, 08/01/2016,
(Insd. by AMBAC)	250,000	252,875
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Hlth. Resources Sys., Ser. A,
5.75%, 02/15/2011	630,000	645,498
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%,
11/01/2011	805,000	792,611
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Aurora Hlth. Care., Inc., 5.25%,
08/15/2017	1,000,000	1,020,190

		35,180,640

HOUSING 14.1%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	330,000	334,495
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	470,000	472,679
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	305,000	306,168
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00% 02/01/2016 G	1,690,000	98,899
Bexar Cnty., TX Hsg. Fin. Corp. MHRB:
American Opportunity Hsg. Proj., Ser. A, 5.80%, 01/01/2031	100,000	103,812
Stablewood Farms, 6.25%, 07/20/2043	4,615,000	5,016,043
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	200,000	151,178
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	365,000	373,577

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	$100,000	$102,224
5.95%, 08/01/2028	390,000	396,915
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	285,000	293,795
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	280,000	280,904
Colorado HFA SFHRB:
0.00%, 11/01/2029 G	2,295,000	688,156
Ser. B-2, 7.00%, 05/01/2026	45,000	46,274
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	695,000	695,049
Connecticut HFA RB, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	95,000	95,607
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	535,000	554,816
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	155,000	158,033
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	87,500	87,716
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) G	5,520,000	1,405,613
0.00%, 07/01/2030, (Insd. by FSA) G	3,030,000	654,480
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	905,000	905,742
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,380
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	506,665
Georgia HFA RB, Ser. B-2, 5.50%, 12/01/2032	100,000	101,143
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,237,044
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	340,070
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	55,000	55,061
Ser. F2, 5.70%, 07/01/2010	165,000	166,287
Illinois HDA Homeowner Mtge. RB, Ser. B-2, 5.40%, 08/01/2028	90,000	90,664
Indiana HFA SFHRB, Ser. A, 6.80%, 01/01/2017	515,000	528,956
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	64,362
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by
GNMA)	40,000	40,002
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	721,854
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%,
12/01/2027	970,000	970,048
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	180,000	181,971
Ser. B-2, 5.55%, 06/01/2019	765,000	770,592
Ser. C, 6.30%, 06/01/2020	550,000	556,022
Ser. C-1, 5.60%, 12/01/2017	695,000	700,254
Home Ownership Program, Go Zone Proj., Ser. B-1, 5.60%, 06/01/2039	5,280,000	5,777,534
Home Owner, Ser. C-2, 5.55%, 06/01/2035	320,000	327,834
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,466,293
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	454,474
Ser. D, 5.375%, 09/01/2024	500,000	505,585
Massachusetts Hsg. Fin. Agcy. RB, Ser. B, 5.40%, 12/01/2028	360,000	369,677

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	$3,410,000	$3,544,047
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%,
01/01/2041	200,000	213,334
Missouri Hsg. Dev. Commission RRB, Ser. B, 0.00% 09/01/2012, (Insd. by FHA) G	355,000	258,032
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,090
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	117,221
New Hampshire HFA SFHRB:
AMT, Mtge. Acquisition, Ser. B, 4.85%, 07/01/2015	450,000	463,356
Mtge. Acquisition, Ser. E, 4.65%, 07/01/2014	350,000	357,847
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A:
4.85%, 11/01/2008	50,000	50,584
5.55%, 05/01/2027	325,000	330,239
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,731
New Mexico Mtge. Fin. Auth. SFHRB, 6.00%, 01/01/2029	135,000	137,452
New York Hsg. Fin. Agcy. MHRB, Ser. B, 6.10%, 08/15/2016	220,000	221,727
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	10,090,000	10,090,504
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	380,000	387,893
North Dakota HFA RB, Hsg. Fin. Program:
Ser. A, 4.20%, 07/01/2011	520,000	526,167
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	318,000	322,643
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	135,000	140,258
Ohio HFA SFHRB, 0.00% 01/15/2015 G	25,000	12,980
Oklahoma HFA SFHRB, 0.00% 09/01/2030 G	575,000	137,908
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,160,000	2,280,031
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj., Ser. A, 5.75%,
07/01/2041	70,000	71,310
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	85,000	85,602
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 G	250,000	71,398
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,466,284
Ser. 70-A, 4.90%, 10/01/2010	400,000	407,356
Peregrines Landing, LLC Facs. RB, Ser. A, FRN, 7.00%, 05/20/2044, (Insd. by
GNMA)	5,825,000	6,248,361
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,625
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	265,000	265,180
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	320,000	320,218
Sedgwick & Shawnee Cnty., KS SFHRB, Ser. A-1, 0.00% 12/01/2029 G	785,000	229,895
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%,
09/20/2016	200,000	203,654
Tampa, FL Home Mtge. RB, 0.00% 10/01/2014, (Insd. by FHA) G	475,000	104,852
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	195,000	200,825
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	940,000	944,709
Wood Cnty., WV SFHRRB, Ser. A, 0.00% 03/01/2011 G	110,000	90,563

		64,848,823

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.9%
Alabama Water PCRB, Ser. B:
5.375%, 08/15/2010	$450,000	$451,759
5.50%, 08/15/2016	1,000,000	1,004,150
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%,
01/01/2014	1,165,000	1,204,167
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	505,645
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj.:
Ser. A, 5.40%, 03/01/2028	250,000	250,273
Ser. A1, 5.70%, 02/01/2024	250,000	253,597
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A:
4.25%, 11/15/2008	250,000	248,630
4.30%, 11/15/2009	300,000	296,892
Missouri Env. Impt. & Energy Resource Auth. PCRRB, Assn. Elec. Coop.:
5.50%, 12/01/2013, (Insd. by AMBAC-TCR)	350,000	350,021
Thomas Hill Proj., 5.50%, 12/01/2010	3,000,000	3,015,150
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%,
05/01/2032, (Insd. by MBIA)	200,000	201,908
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	760,000	679,957
New York Energy Research & Dev. Auth. Gas Facs. RB, SAVRS, Brooklyn Union Gas
Co., Ser. A, 4.95%, 07/01/2026	5,000,000	5,000,000
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015,
(Insd. by FSA)	385,000	389,027
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015,
(Insd. by AMBAC)	4,000,000	4,133,840
Red River Auth. of Texas PCRB, 5.20%, 07/01/2011	250,000	258,630
South Dakota EDFA RB, 4.95%, 04/01/2009	215,000	216,335
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	159,650
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	170,358
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A,
5.375%, 06/01/2012	8,995,000	9,157,180
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,502,179
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	441,052

		31,890,400

LEASE 1.7%
Alabama Judicial Bldg. Auth. RRB, Capital Appreciation Judicial Facs.:
0.00%, 01/01/2012, (Insd. by AMBAC) G	140,000	113,688
0.00%, 01/01/2014, (Insd. by AMBAC) G	465,000	336,479
Arizona State Muni. Fin. Proj. Refunding COP, Ser. 10, 4.80%, 07/01/2008	105,000	105,117
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing
Corp., 5.60%, 12/15/2009	665,000	666,197
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,267,437
Philadelphia, PA Indl. Dev. Lease Auth. RB, City of Philadelphia Proj., Ser. A,
5.375%, 02/15/2027	2,975,000	3,016,501

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) G	$1,500,000	$1,024,590
City Justice Ctr., 5.40%, 02/15/2012	375,000	376,493

		7,906,502

MISCELLANEOUS REVENUE 5.0%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	157,054
California Statewide CDA RB, SAVRS, 8.00%, 05/15/2029	1,400,000	1,400,000
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%,
07/01/2013	500,000	504,500
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,092,140
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	166,432
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	6,210,957
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,662
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	240,000	244,342
New Jersey Bldg. Auth. RRB, 5.125%, 06/15/2016	500,000	510,380
New Jersey Sports & Expo. Auth. RRB, Ser. A, 5.00%, 01/01/2009	105,000	105,137
New York Dorm. Auth. RB, 5.75%, 08/15/2022	35,000	35,758
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by
MBIA)	2,650,000	2,683,734
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%,
01/01/2019	2,520,000	2,574,205
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	102,176
Sacramento, CA Cogeneration Auth. RRB, Cogeneration Proj., 5.20%,
07/01/2021, (Insd. by MBIA)	335,000	335,358
Weber Cnty., UT Bldg. Auth. Lease RRB:
5.65%, 12/15/2014	2,450,000	2,476,681
5.75%, 12/15/2019	2,890,000	2,921,588

		23,061,104

PORT AUTHORITY 0.7%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	280,000	283,139
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	475,874
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,301,629
Port Auth. of New York & New Jersey RB, Ser. 109, 5.375%, 07/15/2012	200,000	202,258

		3,262,900

POWER 1.1%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023,
(Insd. by MBIA)	365,000	367,084
M-S-R Pub. Power Agcy. California San Juan Refunding GO, Ser. G:
5.25%, 07/01/2011	200,000	202,282
5.30%, 07/01/2012	220,000	222,519
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%,
01/01/2017	1,000,000	1,017,890
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	500,000	500,485

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER continued
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	$1,470,000	$1,498,371
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A, 5.10%,
07/01/2010	1,000,000	1,021,370
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	416,756

		5,246,757

PRE-REFUNDED 11.7%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	117,300
Santa Clara Cnty., CA East Side High Sch. Dist. RB, Ser. F, 5.25%, 09/01/2025,
(Insd. by FGIC)	1,015,000	1,026,429
Santa Clara Cnty., CA East Side High Sch. Dist. Refunding GO, Ser. E, 5.00%,
09/01/2022	3,355,000	3,358,321
Commerce, TX Independent Sch. Dist. Prerefunded GO, 5.00%, 08/15/2022,
(Insd. by PSF)	245,000	247,759
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	103,205
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,523,629
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,065
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,158,169
5.50%, 11/15/2012	4,035,000	4,082,290
District of Columbia Hosp. RRB, Medlantic Hlth. Care, Group A:
5.375%, 08/15/2015	8,500,000	8,682,750
5.75%, 08/15/2026	170,000	171,955
5.875%, 08/15/2019	280,000	283,329
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty.,
Ser. B, 5.00%, 08/01/2017	100,000	100,123
Fresno, CA Unified Sch. Dist. GO, Ser. D, 5.00%, 08/01/2011	250,000	252,763
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,410,122
Hamal Florida CDD Spl. Assessment, 6.20%, 05/01/2015	460,000	490,415
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc.:
5.25%, 07/01/2022	325,000	328,630
5.25%, 07/01/2022	680,000	687,596
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	195,000	198,085
Tax Allocation, Ser. G, 6.75%, 07/01/2010	530,000	531,325
Los Angeles, CA RRB, Dept. of Water & Power:
5.00%, 10/15/2016	315,000	322,658
5.00%, 10/15/2017	175,000	179,177
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,013,870
Louisiana Pub. Facs. Auth. RRB, Alton Ochsner Med. Foundation, 5.75%,
05/15/2011	80,000	80,853
Maricopa Cnty., AZ IDA MHRB, 6.625%, 07/01/2026	2,500,000	2,530,775
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%,
07/01/2011	130,000	132,757
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%,
07/01/2012	100,000	103,395

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Metropolitan Trans. Auth. New York RB, Dedicated Tax Fund Bonds, Ser. A, 5.25%,
04/01/2009	$150,000	$151,716
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%,
06/01/2011	2,800,000	2,913,316
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%,
09/01/2016	3,900,000	4,164,108
Nebraska Higher Ed. Loan RB, 0.00% 12/15/2015, (Insd. by MBIA) G	2,725,000	1,545,320
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	400,000	400,032
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	172,536
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	336,775
Orleans Parish, LA Sch. Board GO, 0.00% 02/01/2008 G	20,000	19,866
Perris, CA SFHRB, Ser. A, 0.00% 06/01/2023 G	250,000	120,198
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	517,770
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	100,000	108,186
6.00%, 02/01/2008	100,000	100,421
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	5,400,000	5,405,346
St. Paul, MN Hsg. Redev. Auth. Tax Increment RRB, Downtown & 7th Place Proj.,
5.40%, 09/01/2008	150,000	151,157
Stockton, CA Hsg. Facs. RB, O’Conner Woods, Ser. A, 5.20%, 03/20/2009	325,000	325,471
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,412,868
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	187,203
Ser. D, 4.875%, 08/01/2011	200,000	202,046
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%,
07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,552,826

		55,552,723

PUBLIC FACILITIES 0.4%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014	600,000	600,792
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008	600,000	601,524
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,501

		1,627,817

RESOURCE RECOVERY 1.2%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%,
01/01/2008, (Insd. by AMBAC)	500,000	500,610
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,724,948
5.50%, 11/15/2012	920,000	930,700
Connecticut Resource Recovery Auth. Unrefunded Balance RB, 2006 Mid-
Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	151,737
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	227,561
5.50%, 10/01/2013	450,000	455,026
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,212
Pasco Cnty., FL Solid Waste RB, Ser. B, 5.25%, 04/01/2009	100,000	100,430

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Control Sys. & Landfill:
4.75%, 08/01/2008	$300,000	$300,321
5.00%, 08/01/2013	500,000	500,615
Tacoma, WA Solid Waste Util. Unrefunded Balance RB, Ser. B, 5.50%, 12/01/2017	350,000	354,025

		5,511,185

SALES TAX 1.6%
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,844
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	520,676
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.125%, 06/01/2011	500,000	505,700
5.125%, 06/01/2012	3,000,000	3,033,990
5.50%, 06/01/2011	500,000	500,865
New York Urban Dev. Corp. RRB, 5.50%, 07/01/2016	1,760,000	1,780,504
San Francisco, CA City & Cnty. Fin. Auth. Tax Allocation RRB, Redev. Proj., Ser. B,
4.75%, 08/01/2017	275,000	275,132
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	200,000	204,318
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No.
87-1-H, 5.875%, 10/01/2019	355,000	380,666

		7,277,695

STUDENT LOAN 0.2%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	705,000	708,589
Massachusetts Edl. Financing Auth. RB, Ser. C, 4.60%, 12/01/2008	360,000	360,331

		1,068,920

TOBACCO REVENUE 3.6%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	253,750
California Tobacco Securitization Corp. RRB, Ser. A:
5.00%, 06/01/2015	1,085,000	1,085,868
5.00%, 06/01/2017	250,000	250,205
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,067,640
6.25%, 06/01/2042	5,310,000	5,330,603
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	2,197,063
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	1,345,000	1,346,722
5.25%, 06/01/2012	115,000	115,176
Tobacco Settlement Mgmt. Auth. of South Carolina RB, Ser. B, 6.375%,
05/15/2028	1,755,000	1,784,466

		16,431,493

TRANSPORTATION 3.2%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Ser. 1995, 5.50%,
01/01/2026	1,745,000	1,748,106
Florida Port Fin. Commission RB, State Trans. Trust Fund:
5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,018,490
5.375%, 06/01/2027, (Insd. by MBIA)	335,000	338,042

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Florida Turnpike Auth. RRB, Ser. A, 5.125%, 07/01/2012	$200,000	$201,956
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	178,131
Miami, OH Valley Regl. Trans. Auth. RB, Ltd. Tax, 5.10%, 12/01/2008	330,000	330,402
Phoenix, AZ Street & Hwy. User RB, 6.25%, 07/01/2011, (Insd. by AMBAC-TCR)	1,355,000	1,387,222
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,868,850
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,216,725
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,956

		14,688,880

UTILITY 1.7%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2008	315,000	315,337
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,014
Cuyahoga Cnty., OH Util. Sys. RRB, Med. Ctr. Proj., Ser. B, 5.85%, 08/15/2010	915,000	918,166
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2028	100,000	102,459
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	576,047
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,756,032
West Harris Cnty., TX Muni. Util. Dist No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,001,080

		7,674,135

WATER & SEWER 2.5%
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB, Ser. A, 4.875%, 05/15/2008, (Insd.
by AMBAC)	250,000	250,295
Bessemer, AL Water RB, Ser. A, 5.75%, 07/01/2016	2,500,000	2,529,550
Birmingham, AL Water & Sewer RRB, Ser. A, 5.00%, 01/01/2018	2,200,000	2,245,914
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,122
Cleveland, OH Waterworks RRB, 5.25%, 01/01/2014	230,000	232,633
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	275,854
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	252,335
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%,
02/01/2013	1,000,000	1,002,970
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	304,749
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	310,000	339,810
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B,
5.50%, 06/01/2023	230,000	230,170
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%,
08/01/2024, (Insd. by AMBAC)	900,000	908,100
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,188
Patoka Lake Indl. Regl. Water & Sewer Dist. Waterworks RRB, 5.00%, 01/01/2012	1,055,000	1,066,848
San Diego, CA Pub. Facs. Financing Auth. RB:
5.00%, 05/15/2015	150,000	150,198
5.00%, 05/15/2020	1,250,000	1,251,337

		11,341,073

Total Municipal Obligations (cost $449,236,952)		449,631,717

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.52% q ø
(cost $7,523,202)	7,523,202	$7,523,202

Total Investments (cost $456,760,154) 99.3%		457,154,919
Other Assets and Liabilities 0.7%		3,398,188

Net Assets 100.0%		$460,553,107

+   Security is deemed illiquid.

(h)   Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

G   Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q   Rate shown is the 7-day annualized yield at period end.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BIG	Bond Investors Guarantee
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2007:

Texas	10.0%	West Virginia	0.9%
California	9.7%	Georgia	0.8%
New York	9.3%	Arkansas	0.6%
Illinois	7.5%	Maryland	0.6%
Massachusetts	6.8%	Montana	0.6%
Florida	6.0%	Nebraska	0.5%
Louisiana	4.1%	New Hampshire	0.4%
Connecticut	3.5%	Wisconsin	0.4%
Kentucky	3.4%	Alaska	0.3%
New Jersey	3.3%	Colorado	0.3%
Indiana	2.9%	Kansas	0.2%
Pennsylvania	2.6%	Minnesota	0.2%
Alabama	2.4%	New Mexico	0.2%
Utah	2.3%	North Dakota	0.2%
District of Columbia	2.1%	Tennessee	0.2%
Rhode Island	2.1%	Virginia	0.2%
Ohio	2.0%	Delaware	0.1%
Arizona	1.9%	Hawaii	0.1%
Washington	1.8%	Maine	0.1%
North Carolina	1.7%	Mississippi	0.1%
Missouri	1.2%	Nevada	0.1%
Oregon	1.3%	Puerto Rico	0.1%
Oklahoma	1.1%	Idaho	0.1%
South Carolina	1.0%	Non-state specific	1.8%
Michigan	0.9%
			100.0%

The following table shows the percent of total investments (excluding cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2007:

AAA	85.5%
AA	5.3%
A	3.4%
BBB	3.5%
Less than CCC	0.1%
NR	2.2%

100.0%

The following table shows the percent of total investments (excluding cash equivalents) based on effective maturity as of November 30, 2007 :

Less than 1 year	8.5%
1 to 3 year(s)	10.8%
3 to 5 years	13.1%
5 to 10 years	31.5%
10 to 20 years	19.8%
20 to 30 years	10.6%
30 or more years	5.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $449,236,952)	$449,631,717
Investments in affiliated money market fund, at value (cost $7,523,202)	7,523,202

Total investments	457,154,919
Receivable for securities sold	406,140
Receivable for Fund shares sold	288,354
Interest receivable	7,770,409
Prepaid expenses and other assets	72,473

Total assets	465,692,295

Liabilities
Dividends payable	531,860
Payable for securities purchased	3,590,645
Payable for Fund shares redeemed	914,780
Due to custodian bank	342
Advisory fee payable	19,877
Distribution Plan expenses payable	6,935
Due to other related parties	6,255
Accrued expenses and other liabilities	68,494

Total liabilities	5,139,188

Net assets	$460,553,107

Net assets represented by
Paid-in capital	$477,559,795
Undistributed net investment income	228,215
Accumulated net realized losses on investments	(17,629,668)
Net unrealized gains on investments	394,765

Total net assets	$460,553,107

Net assets consists of
Class A	$277,936,732
Class B	64,963,797
Class C	84,958,231
Class I	32,694,347

Total net assets	$460,553,107

Shares outstanding (unlimited number of shares authorized)
Class A	31,764,442
Class B	7,441,245
Class C	9,676,355
Class I	3,736,564

Net asset value per share
Class A	$8.75
Class A — Offering price (based on sales charge of 4.75%)	$9.19
Class B	$8.73
Class C	$8.78
Class I	$8.75

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Interest	$11,516,174
Income from affiliate	394,597

Total investment income	11,910,771

Expenses
Advisory fee	1,312,128
Distribution Plan expenses
Class A	437,870
Class B	362,895
Class C	448,838
Administrative services fee	248,681
Transfer agent fees	163,356
Trustees’ fees and expenses	3,077
Printing and postage expenses	26,203
Custodian and accounting fees	75,743
Registration and filing fees	38,548
Professional fees	27,138
Other	6,346

Total expenses	3,150,823
Less: Expense reductions	(6,866)
Expense reimbursements	(72,978)

Net expenses	3,070,979

Net investment income	8,839,792

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(609,448)
Net change in unrealized gains or losses on investments	(1,255,659)

Net realized and unrealized gains or losses on investments	(1,865,107)

Net increase in net assets resulting from operations	$6,974,685

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income		$8,839,792		$18,393,647
Net realized gains or losses on
investments		(609,448)		746,981
Net change in unrealized gains or losses
on investments		(1,255,659)		873,646

Net increase in net assets resulting from
operations		6,974,685		20,014,274

Distributions to shareholders from
Net investment income
Class A		(5,500,620)		(10,529,677)
Class B		(1,095,039)		(2,456,320)
Class C		(1,354,860)		(2,873,030)
Class I		(928,456)		(1,669,333)

Total distributions to shareholders		(8,878,975)		(17,528,360)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,852,105	42,530,799	5,422,834	47,592,007
Class B	45,111	394,226	104,112	921,567
Class C	277,970	2,441,212	487,797	4,307,988
Class I	492,803	4,327,369	3,579,152	31,418,985

		49,693,606		84,240,547

Net asset value of shares issued in
reinvestment of distributions
Class A	386,540	3,384,688	754,470	6,625,634
Class B	78,440	685,286	174,072	1,525,274
Class C	84,336	741,002	177,851	1,567,276
Class I	97,874	856,899	132,300	1,162,037

		5,667,875		10,880,221

Automatic conversion of Class B shares
to Class A shares
Class A	353,508	3,094,218	399,660	3,509,565
Class B	(354,317)	(3,094,218)	(400,609)	(3,509,565)

		0		0

Payment for shares redeemed
Class A	(6,466,880)	(56,637,854)	(14,740,900)	(129,390,404)
Class B	(1,247,328)	(10,897,566)	(2,880,261)	(25,228,205)
Class C	(1,292,509)	(11,356,791)	(3,752,745)	(33,061,132)
Class I	(2,370,740)	(20,765,553)	(2,516,078)	(22,116,064)

		(99,657,764)		(209,795,805)

Net decrease in net assets resulting from
capital share transactions		(44,296,283)		(114,675,037)

Total decrease in net assets		(46,200,573)		(112,189,123)
Net assets
Beginning of period		506,753,680		618,942,803

End of period	$ 460,553,107		$ 506,753,680

Undistributed net investment income		$228,215		$267,398

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase. For the six months ended November 30, 2007, the advisory fee was equivalent to 0.52% of the Fund’s average daily net assets on an annualized basis.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $72,978.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2007, EIS received $7,058 from the sale of Class A shares and $231,861, $56,087 and $1,705 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $136,907,785 and $172,293,701, respectively, for the six months ended November 30, 2007.

On November 30, 2007, the aggregate cost of securities for federal income tax purposes was $456,919,499. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,786,817 and $2,551,397, respectively, with a net unrealized appreciation of $235,420.

As of May 31, 2007, the Fund had $16,857,509 in capital loss carryovers for federal income tax purposes with $4,195,825 expiring in 2008, $12,263,935 expiring in 2009 and $397,749 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2007, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended November 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, Stamper Capital & Investments, Inc. (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Strategic Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information

ADDITIONAL INFORMATION (unaudited) continued

regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties

ADDITIONAL INFORMATION (unaudited) continued

under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Sub-Advisor had in recent years maintained a relatively defensive position, investing in shorter-terms securities, and that, while the Fund had, as a result, underperformed its peers over various time periods, in quite recent periods, including during the recent credit crisis, the Fund’s relative performance had improved. The Trustees noted that, over time, the Fund had achieved a relatively consistent positive return with limited volatility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by almost all of the other funds against which the Trustees compared the Fund’s management fee, but also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

572613 rv3 1/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: January 29, 2008